TAX-FREE BOND FUNDS


                                                                   ANNUAL REPORT


PaineWebber National Tax-Free Income Fund

PERFORMANCE AT A GLANCE

================================================================================

Comparison of the change of a $10,000 investment in PaineWebber
National Tax-Free Income Fund (A), the Bond Buyer 20-Bond GO Index and the Lehman Brothers Municipal Bond Index.


                            [LINEGRAPH APPEARS HERE]


                      PaineWebber National           Bond Buyer 20-Bond            Lehman Brothers Municiple
                        Tax-Free Fund (A)                 GO Index                         Bond Index
                      --------------------           ------------------            -------------------------
2/29/88                       9,596                        10,000                            10,262
   2/89                      10,148                        10,794                            10,900
   2/90                      11,022                        11,597                            12,017
   2/91                      11,942                        12,468                            13,125
   2/92                      13,022                        13,354                            14,436
   2/93                      14,796                        14,226                            16,423
   2/94                      15,632                        15,029                            17,333
   2/95                      15,533                        16,014                            17,659
   2/96                      16,892                        16,973                            19,610
   2/97                      17,591                        17,983                            20,690
   2/98                      19,259                        18,981                            22,581

Past performance is not predictive of future performance.
The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.

---------------------------
AVERAGE ANNUAL TOTAL RETURN
---------------------------


                                                                                            Commencement of
                                               Twelve Months   Five Years      Ten Years      Operations
                                               Ended 2/28/98  Ended 2/28/98  Ended 2/28/98 Through 2/28/98++
                                               -------------  -------------  ------------- -----------------
                                    CLASS A*        9.48%         5.41%        7.21%             8.64%

     % Return Without Deducting     CLASS B**       8.62%         4.64%           N/A            6.34%

           Maximum Sales Charge     CLASS C***      8.92%         4.88%           N/A            5.67%

                                    CLASS Y+        9.87%           N/A           N/A            6.81%

       % Return After Deducting     CLASS A*        5.11%         4.56%         6.77%            8.31%

           Maximum Sales Charge     CLASS B**       3.62%         4.30%           N/A            6.34%

                                    CLASS C***      8.17%         4.88%           N/A            5.67%


* Maximum sales charge for Class A shares is 4.0% of the public offering price Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The fund offers Class Y shares to INSIGHT participants. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

++ Commencement of operations was December 3, 1984, July 1, 1991, July 2, 1992 and November 3, 1995 for Class A, Class B, Class C and Class Y shares, respectively.

The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

The graph depicts the performance of PaineWebber National Tax-Free Income Fund versus the Bond Buyer 20-Bond General Obligation Index and the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber National
Tax-Free Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

The Fund's performance benchmark has been changed to the Lehman Brothers Municipal Bond Index. The Lehman Index is a more widely followed benchmark of municipal bond returns and is believed to be a more appropriate broad-based index for comparison with the total return performance of the Fund. The Fund's prior benchmark, the Bond Buyer Index, is also shown in this report's performance graph but will not appear in subsequent reports.

ANNUAL REPORT



The graph depicts the performance of PaineWebber Municipal High Income Fund versus the Bond Buyer 25-Bond Revenue Index and the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber Municipal High Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

The Fund's performance benchmark has been changed to the Lehman Brothers Municipal Bond Index. The Lehman Index is a more widely followed benchmark of municipal bond returns and is believed to be a more appropriate broad-based index for comparison with the total return performance of the Fund. The Fund's prior benchmark, the Bond Buyer Index, is also shown in this report's performance graph but will not appear in subsequent reports.



PaineWebber Municipal High Income Fund

PERFORMANCE AT A GLANCE

================================================================================

Comparison of the change of a $10,000 investment in PaineWebber Municipal High Income Fund (A), the Bond Buyer 25-Bond Revenue Index and the Lehman Brothers Municipal Bond Index.


                           [LINE GRAPH APPEARS HERE]

                  PaineWebber
                   Municipal         Bond Buyer          Lehman Brothers
                  High Income         25-Bond               Municipal
Date               Fund (A)        Revenue Index            Bond Index
----              -----------      -------------         ---------------

2/29/88              9,598             10,000                 10,262
2/89                10,473             10,829                 10,900
2/90                11,388             11,667                 12,017
2/91                12,150             12,575                 13,125
2/92                13,601             13,488                 14,436
2/93                15,647             14,392                 16,423
2/94                16,551             15,240                 17,333
2/95                16,214             16,284                 17,659
2/96                17,866             17,303                 19,610
2/97                19,047             18,379                 20,690
2/98                21,154             19,448                 22,581

Past performance is not predictive of future performance.
The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.


---------------------------
AVERAGE ANNUAL TOTAL RETURN
---------------------------

                                                                                                 Commencement of
                                                   Twelve Months     Five Years     Ten Years      Operations
                                                   Ended 2/28/98   Ended 2/28/98  Ended 2/28/98  Through 2/28/98
                                     CLASS A*          11.06%          6.22%           8.22%            8.37%
     % Return Without Deducting
           Maximum Sales Charge      CLASS B**         10.23%          5.42%            N/A             7.25%

                                     CLASS C***        10.51%          5.69%            N/A             6.39%
       % Return After Deducting
           Maximum Sales Charge      CLASS A*           6.65%          5.35%           7.78%            7.96%

                                     CLASS B**          5.23%          5.10%            N/A             7.25%

                                     CLASS C***         9.76%          5.69%            N/A             6.39%


* Maximum sales charge for Class A shares is 4.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was June 23, 1987, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively. Inception for class Y shares was February 5, 1998.

The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of fund shares are taxable.

TAX-FREE BOND FUNDS


                                                                   ANNUAL REPORT


PaineWebber New York Tax-Free Income Fund

PERFORMANCE AT A GLANCE
================================================================================
Comparison of the change of a $10,000 investment in PaineWebber New York Tax-Free Income Fund (A), the Bond Buyer 20-Bond GO Index and the Lehman Brothers Municipal Bond Index.



                            [LINE GRAPH APPEARS HERE]

                      PaineWebber                 Bond          Lehman Brothers
                      New York Tax-          Buyer 20-Bond       Municipal Bond
                     Free Income Fund (A)       GO Index             Index
2/29/98                   9,600                  10,000              10,176
2/89                      9,816                  10,794              10,278
2/90                     10,694                  11,597              11,332
2/91                     11,506                  12,468              12,377
2/92                     12,749                  13,354              13,613
2/93                     14,716                  14,226              15,487
2/94                     15,583                  15,029              16,345
2/95                     15,454                  16,014              16,653
2/96                     16,973                  16,973              18,492
2/97                     17,735                  17,983              19,510
2/98                     19,394                  18,981              21,294


Past performance is not predictive of future performance.
The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.

---------------------------
AVERAGE ANNUAL TOTAL RETURN
---------------------------


                                                                                  Commencement Of
                                                Twelve Months     Five Years         Operations
                                                Ended 2/28/98   Ended 2/28/98     Through 2/28/98+
                                                -------------   -------------     ----------------
                                  CLASS A*           9.36%           5.68%              7.73%
   % Return Without Deducting
         Maximum Sales Charge     CLASS B**          8.65%           4.91%              6.90%

                                  CLASS C***         8.82%           5.16%              6.03%

                                  CLASS A*           5.02%           4.81%              7.27%
     % Return After Deducting
         Maximum Sales Charge     CLASS B**          3.65%           4.58%              6.90%

                                  CLASS C***         8.07%           5.16%              6.03%



* Maximum sales charge for Class A shares is 4.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class C shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was September 23, 1988, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.




The graph depicts the performance of PaineWebber New York Tax-Free Income Fund versus the Bond Buyer 20-Bond General Obligation Index and the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber New York Tax-Free Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

The Fund's performance benchmark has been changed to the Lehman Brothers Municipal Bond Index. The Lehman Index is a more widely followed benchmark of municipal bond returns and is believed to be a more appropriate broad-based index for comparison with the total return performance of the Fund. The Fund's prior benchmark, the Bond Buyer Index, is also shown in this report's performance graph but will not appear in subsequent reports.

ANNUAL REPORT

The graph depicts the performance of PaineWebber California Tax-Free Income Fund versus the Bond Buyer 20-Bond general Obligation Index and the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber California
Tax-Free Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

The Fund's performance benchmark has been changed to the Lehman Brothers Municipal Bond Index. The Lehman Index is a more widely followed benchmark of municipal bond returns and is believed to be a more appropriate broad-based index for comparison with the total return performance of the Fund. The Fund's prior benchmark, the Bond Buyer Index, is also shown in this report's performance graph but will not appear in subsequent reports.



PaineWebber California Tax-Free Income Fund

PERFORMANCE AT A GLANCE
================================================================================
Comparison of the change of a $10,000 investment in PaineWebber California Tax-Free Income Fund (A), the Bond Buyer 20-Bond GO Index and the Lehman Brothers Municipal Bond Index.


                            [LINE GRAPH APPEARS HERE]

                      PaineWebber                 Bond          Lehman Brothers
                     California Tax-          Buyer 20-Bond     Municipal Bond
                     Free Income Fund (A)       GO Index             Index
2/29/88                   9,597                   10,000             10,262
2/89                     10,059                   10,794             10,900
2/90                     10,897                   11,597             12,017
2/91                     11,812                   12,468             13,125
2/92                     12,908                   13,354             14,436
2/93                     14,598                   14,226             16,423
2/94                     15,246                   15,029             17,333
2/95                     15,217                   16,014             17,659
2/96                     16,538                   16,973             19,610
2/97                     17,188                   17,983             20,690
2/98                     18,779                   18,981             22,581


Past performance is not predictive of future performance.
The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.

---------------------------
AVERAGE ANNUAL TOTAL RETURN
---------------------------



                                                                                        Commencement of
                                                Twelve Months  Five Years   Ten Years     Operations
                                                    Ended        Ended        Ended         Through
                                                   2/28/98      2/28/98      2/28/98       2/28/98+
                                                -------------  ----------   ---------   ---------------
                                   CLASS A*         9.26%        5.17%        6.94%           8.17%
     % Return Without Deducting
           Maximum Sales Charge    CLASS B**        8.33%        4.35%        N/A             6.06%

                                   CLASS C***       8.71%        4.63%        N/A             5.47%

                                   CLASS A*         4.93%        4.31%        6.50%           7.82%
       % Return After Deducting
           Maximum Sales Charge    CLASS B**        3.33%        4.03%         N/A            6.06%

                                   CLASS C***       7.96%        4.63%         N/A            5.47%



* Maximum sales charge for Class A shares is 4.0% Of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was September 16, 1985, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively. Inception for Class Y shares was February 5, 1998.

The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

TAX-FREE BOND FUNDS                                                ANNUAL REPORT



                                                                  April 14, 1998


Dear Shareholder,

We are pleased to present you with the annual report for PaineWebber National Tax-Free Income Fund, PaineWebber Municipal High Income Fund, PaineWebber New York Tax-Free Income Fund and PaineWebber California Tax-Free Income Fund for the fiscal year ended February 28, 1998.


GENERAL MARKET OVERVIEW
================================================================================

[GRAPHIC APPEARS HERE]
The credit markets rallied strongly from beginning to end of the Funds' fiscal year. The long Treasury bond finished up, yielding below 6.00% from a 6.60% starting point. Most of the move came in the early part of the fiscal year; during the last three months the long bond stayed in a 25-basis-point (0.25%) range.

  The central factors driving this move were: a steadily improving economy without inflation, Asian economic unrest potentially causing a slowdown in the United States, demand for U.S. financial assets by investors fleeing Asia and the perception that the Federal Reserve would not increase short-term interest rates.

  Municipal bonds also gained through the fiscal year, although they trailed the U.S. Treasury market. Municipal issuers took advantage of historically low rates to refinance outstanding debt with new, lower yielding bonds. At February 28, 1998, municipal yields were 86% of comparable-maturity Treasury yields, which bodes well for municipal bonds. On average, municipals yield 82-83% of comparable Treasuries. This yield relationship tends to return to its average, meaning municipal prices could gain or Treasury prices could fall, or some combination of both.


Portfolio Review
================================================================================
PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

[GRAPHIC APPEARS HERE]
PERFORMANCE

The Fund's total return (the net asset value change with dividends reinvested) for the fiscal year ended February 28, 1998, without deducting sales charges, was 9.48% for Class A shares, 8.62% for Class B shares, 8.92% for Class C shares and 9.87% for Class Y shares. The Fund's Class A shares outperformed the Lipper median manager in the General Municipal Funds peer group by 38 basis points (0.38%).

  For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 5.11% for Class A shares, 3.62% for Class B shares, 8.17% for Class C shares and 9.87% for Class Y shares.

Annual Report


----------------------
PaineWebber National
Tax-Free Income Fund
FUND PROFILE

Goal:
High current income
exempt from federal
income tax

Portfolio Managers:
Elbridge T. Gerry III,
Richard S. Murphy,
Mitchell Hutchins
Asset Management Inc.

Total Net Assets:
$311.7 million as of
February 28, 1998

Dividend Payments:
Monthly
----------------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

Quality breakdown as percent of net assets, February 28, 1998*

                           [PIE CHART APPEARS HERE]
AAA              40.1%
AA               17.8%
A                14.7%
BBB              15.0%
BB                6.3%
No rating         4.6%
Cash & Cash
 equivalents      1.5%

* Allocations subject to change


Portfolio Highlights

Our disciplined investment style -- focused on duration, sector allocation and security selection -- allowed us to outperform our peers during this period. Purchasing bonds with 50-basis-point (0.50%) premiums helped the Fund's performance, as these bonds started pricing to their call dates versus their maturity dates (thus rolling down the maturity curve). Diversifying across the credit spectrum -- mainly into more BBB's, BB's and nonrated issues -- helped too, as these issues performed better than higher-rated credits for the period.

Our hospital bond positions underperformed generally. However, since we are underweighted in hospitals compared to our Lipper peer group, hospital issues did not affect our performance as much as theirs.

Our Holdenville Oklahoma holding best represents the success of our investment strategy. After extensive research, in late 1996 we purchased a Baa-rated jail-lease bond that yielded 1.30% above an equivalent-maturity AAA bond. Less than one year later, the issuer sold a new issue and used the proceeds to escrow our position. This "prerefunding" allowed us to sell our bonds at a gain.

We are still positive on the power sector (19.9% of net assets as of February 28, 1998); we expect further consolidation to lead to lower issuance and more prerefundings as municipalities respond to customers' ability to choose power vendors. We hope to increase our single-family housing allocation (2.5% of net assets as of February 28, 1998) if we can fine-tune individual issue prepayment rates.

We are generally positive on interest rates, believing that inflation will stay down within the context of a moderately healthy economy. In accordance with this view, we are maintaining the Fund's duration slightly above that of its Lipper peer group.



PAINEWEBBER MUNICIPAL HIGH INCOME FUND


PERFORMANCE

The Fund's total return (the net asset value change with dividends reinvested) for the fiscal year ended February 28, 1998, without deducting sales charges, was 11.06% for Class A shares, 10.23% for Class B shares and 10.51% for Class C shares. Class Y shares were not outstanding for the entire fiscal year ended February 28, 1998. The total return for Class Y shares from commencement on February 5, 1998 is -0.09%, with and without deduction of sales charges. The Fund's Class A shares outperformed the Lipper Municipal High Yield peer group by 81 basis points (0.81%).

For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 6.65% for Class A shares, 5.23% for Class B shares and 9.76% for Class C shares. Class Y shares were not outstanding for the entire fiscal year ended February 28, 1998. The total return

Tax-Free Bond Funds                                              Annual Report


for Class Y shares from commencement on February 5, 1998 is -0.09%, with the deduction of sales charges.

Portfolio Highlights

During the last six months the Fund benefited from the refunding of several of its holdings. In late 1996 we purchased Baa-rated Holdenville, Oklahoma jail-lease bonds that yielded 1.30% above an equivalent-maturity AAA bond. Less than one year later, the issuer sold a new issue and used the proceeds to escrow our position. This "prerefunding" allowed us to sell our bonds at a gain. Also, our investment in bonds for a convention center in Myrtle Beach, South Carolina was refunded in January 1998.

Several investment themes currently give focus to our industry and security selections. The stable, moderate-growth economy, with its low inflation and high consumer confidence, continue to bode well for the leisure and travel industries. One of the issues we like is Black Hawk, Colorado Water Bonds, to supply water to casinos (1.5% of net assets on February 28, 1998). The economic recovery of Southern California presents attractive investment opportunities as municipalities there undertake new infrastructure projects, such as our investment in aquarium bonds for Long Beach, California (3.1% of net assets on February 28, 1998). This investment also connects with our travel and leisure theme.

We favor select companies in the power industry; those that we think will benefit from consolidation as consumers get to choose their suppliers. At this time, we are not keen on hospital bonds and have kept them to only 5% of the Fund's net assets for some time. (Most of our Lipper competitors hold hospital positions of about 15%.) Hospital issues underperformed during the last six months, turning our underweighting into a relative advantage.

In the last report we asserted that narrowing credit spreads were justified, but that we weren't sure how much longer the narrowing would continue. In fact, it continued through the end of the Fund's fiscal year (February 28, 1998) and on into March. Because spreads have narrowed so much already, we feel it's time to take a more cautious stance with the Fund's portfolio. Therefore, we have begun to increase the Fund's overall quality as a defensive move. Recently we purchased the Fund's first A-rated credit in several years, bonds issued by Pilchuck, Washington (1.6% of net assets as of February 28, 1998).

In an environment of such tight credit spreads there is little room for error; we will therefore emphasize security selection and quality enhancement. While we may give up some yield, we think that shareholders will be best served by taking a cautious approach in the months ahead.


-------------------------------------------------------
PAINEWEBBER MUNICIPAL HIGH INCOME FUND
FUND PROFILE

Goal:
High current income exempt from federal income tax

Portfolio Managers:
Elbridge T. Gerry III,
William W. Veronda,
Mitchell Hutchins
Asset Management Inc.

Total Net Assets:
$99.4 million as of
February 28, 1998

Dividend Payments:
Monthly
-------------------------------------------------------

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

Quality breakdown as percent of net assets, February 28, 1998*

                           [PIE CHART APPEARS HERE]
A                3.3%
BBB             45.2%
BB              27.9%
B                2.0%
No-Rated        19.8%
Cash and Cash
 Equivalents     1.8%


* Allocations subject to change

ANNUAL REPORT

--------------------------------------------------------------------------------

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
FUND PROFILE

Goal:
High current income exempt from federal income tax and New York State and New York City personal income taxes

Portfolio Managers:
Elbridge T. Gerry III,
Richard S. Murphy,
Mitchell Hutchins
Asset Management Inc

Total Net Assets:
$44.5 million as of
February 28, 1998

Dividend Payments:
Monthly
--------------------------------------------------------------------------------

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

Quality breakdown as percent of net assets, February 28, 1998*

  [PIE CHART APPEARS HERE]
A                       24.0%
BBB                     22.9%
BB                       2.4%
No rating                2.5%
Cash and cash
 equivalents             2.7%
AAA                     30.9%
AA                      14.6%

* Allocations subject to change

================================================================================
PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

Performance

  The Fund's total return (the net asset value change with dividends reinvested) for the fiscal year ended February 28, 1998, without deducting sales charges, was 9.36% for Class A shares, 8.65% for Class B shares and 8.82% for Class C shares.

  For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 5.02% for Class A shares, 3.65% for Class B shares and 8.07% for Class C shares.

Portfolio Highlights

  During the fiscal year, the main contributors to the Fund's performance were rebalancing across the credit curve as spreads compressed and picking ideally structured securities at peak spots along the maturity curve. Issues such as Local Government Assistance Corporation, NYS Thruway Authority and NYS Environmental Authority (3.7%, 4.8% and 3.7%, respectively, of net assets on February 28, 1998) not only benefited our shareholders for the above mentioned reasons but were also prerefunded to their first call dates, causing large price increases.

  We have been and still are positive on the utility sector. We foresee supply dwindling as issuers delve into the world of consumer choice. Some issuers are even issuing taxable paper to open up a greater customer base. NY Power Authority (2.3% of net assets on February 28, 1998) is prerefunding all outstanding debt to get out of restrictive bond covenants.

  Expanding our research efforts resulted in our timely purchase of a Brooklyn Navy Yard (Baa3) issue. This position (2.3% of net assets on February 28, 1998) has turned in a strong performance since we bought it in December 1997.

================================================================================
PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND


PERFORMANCE

  The Fund's total return (the net asset value change with dividends reinvested) for the fiscal year ended February 28, 1998, without deducting sales charges, was 9.26% for Class A shares, 8.33% for Class B shares and 8.71% for Class C shares. Class Y shares were not outstanding for the entire fiscal year ended February 28, 1998. From their commencement on February 5, Class Y shares returned -0.34%, with and without deduction of sales charges.

  For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 4.93% for Class A
8

TAX-FREE BOND FUNDS                                            ANNUAL REPORT


shares, 3.33% for Class B shares and 7.96% for Class C shares. Class Y shares were not outstanding for the entire fiscal year ended February 28, 1998. From their commencement on February 5, Class Y shares returned -0.34%, with and without deduction of sales charges.

PORTFOLIO HIGHLIGHTS

  During the year ended February 28, 1998, and particularly in the most recent six months, improvements in the relative rate of interest rates brought an onslaught of refinancing deals. Issuers took advantage of lower market rates to prerefund higher-cost bond debt. Prerefunding accelerated the performance of those bonds and contributed largely to strong performance for the period. Among our attractive holdings (as percent of net assets on February 28, 1998) was Santa Clara Valley Medical Center (1.5%).

  In this rally new issuance coupons of long bonds drifted to 4.50% and resistance to the absolute levels of interest materialized. Some investors split away from discount bonds and moved into higher premium bonds. Thus, moderate-premium bonds grew to more substantial premiums in this rally and performed well. Many of our core holdings consist of premium bonds in the 20-year range with coupons between 5.5% and 6.0%.

  The third significant event that marked this period was the narrowing of traditional spreads. Yield compression was seen across the credit spectrum and across sectors, although it was most evident in the credit spectrum. Lower-rated securites, having seen the most narrowing, proved to be strong performers.

  The Fund participated well in this rally: our exposure to premium bonds contributed to our performance. We were under-weighted in lower-rated credits, however, and therefore did not benefit greatly from their performance. We will seek to increase our holdings of Baa and lower issues, but we will not compromise our quality standards to do so. We remain diligent in our search for relative value and proper compensation for additional investment risk.

PAINWEBBER CALIFORNIA TAX-FREE INCOME FUND

Quality breakdown as percent of net assets, February 28, 1998*

                           [PIE CHART APPEARS HERE]

AAA                     62.3%
BBB                      8.3%
A                        9.7%
AA                      15.7%
No rating                3.7%
Cash & Cash
 Equivalent              0.9%

* Allocations subject to change
--------------------------------------------------------------------------------

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
FUND PROFILE

Goal:
High current income
exempt from federal
income tax and
California personal
income taxes

Portfolio Managers:
Elbridge T. Gerry III,
Cynthia N. Bow,
Mitchell Hutchins
Asset Management Inc.

Total Net Assets:
$154.2 million as of
February 28, 1998

Dividend Payments:
Monthly
--------------------------------------------------------------------------------


OUTLOOK
================================================================================

  We think 1998 will be a strong year for the U.S. bond markets. The U.S. economy is slowing slightly due to Asia, though the effects will not show up in economic statistics for a while. We expect inflation to run at a 1.5% annual rate. The Federal budget is now running a surplus, which should reduce government borrowing and ease the upward pressure on market interest rates. We think rates could fall one- to three-tenths of a percent if present conditions persist.

ANNUAL REPORT


  Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

  For a quarterly Fund Profile on any of the PaineWebber Tax-Free Bond Funds or other funds in the PaineWebber Family of Funds/1/, please contact your investment executive.


Sincerely,


/s/ Margo N. Alexander     /s/ Elbridge T. Gerry III            /s/ Richard S. Murphy
MARGO N. ALEXANDER         ELBRIDGE T. GERRY  III               RICHARD S. MURPHY
President                  Senior Vice President                Portfolio Manager
Mitchell Hutchins Asset    Mitchell Hutchins Asset              PaineWebber National Tax-Free
 Management Inc.           Management Inc.                      Income Fund, PaineWebber
                           Portfolio Manager, PaineWebber       New York Tax-Free Income Fund
                           National Tax-Free Income Fund,
                           PaineWebber Municipal High Income
                           Fund, PaineWebber New York Tax-Free
                           Income Fund and PaineWebber
                           California Tax-Free Income Fund

/s/ Cynthia N. Bow         /s/ William W. Veronda
CYNTHIA N. BOW             WILLIAM W. VERONDA
Portfolio Manager          Portfolio Manager
PaineWebber California     PaineWebber Municipal High
Tax-Free Income Fund       Income Fund


This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended February 28, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

/1/ Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                         NET ASSET VALUE                      TOTAL RETURN/1/
                -------------------------------------- --------------------------------
                                                          12 MONTHS         6 MONTHS
                02/28/98   08/31/97        02/28/97    ENDED 02/28/98    ENDED 02/28/98
---------------------------------------------------------------------------------------
CLASS A SHARES   $11.39       $11.06          $10.91           9.26%          5.33%
---------------------------------------------------------------------------------------
CLASS B SHARES    11.39        11.07           10.92           8.33           4.83
---------------------------------------------------------------------------------------
CLASS C SHARES    11.38        11.06           10.90           8.71           4.97
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                  NET ASSET VALUE
                ----------------------
PERIOD                                  CAPITAL GAINS                        TOTAL
COVERED         BEGINNING  ENDING        DISTRIBUTED   DIVIDENDS PAID      RETURN/1/
---------------------------------------------------------------------------------------
09/16/85 -
  12/31/85       $ 9.57    $      10.09         --              $0.1827       7.41%
---------------------------------------------------------------------------------------
1986              10.09           11.18         --               0.7883      19.18
---------------------------------------------------------------------------------------
1987              11.18           10.49         --               0.7564       0.65
---------------------------------------------------------------------------------------
1988              10.49           10.74         --               0.7908      10.20
---------------------------------------------------------------------------------------
1989              10.74           10.95         --               0.7384       9.11
---------------------------------------------------------------------------------------
1990              10.95           10.88       $0.0340            0.7362       6.68
---------------------------------------------------------------------------------------
1991              10.88           11.29        0.0268            0.7064      10.84
---------------------------------------------------------------------------------------
1992              11.29           11.29        0.1701            0.6504       7.49
---------------------------------------------------------------------------------------
1993              11.29           11.70        0.3052            0.6077      11.96
---------------------------------------------------------------------------------------
1994              11.70           10.09        0.0969            0.5844      (8.07)
---------------------------------------------------------------------------------------
1995              10.09           11.18         --               0.5713      16.80
---------------------------------------------------------------------------------------
1996              11.18           10.94         --               0.5271       2.74
---------------------------------------------------------------------------------------
1997              10.94           11.37         --               0.5056       8.80
---------------------------------------------------------------------------------------
01/01/98-
  02/28/98        11.37           11.39         --               0.0496       0.61
---------------------------------------------------------------------------------------
                                  TOTALS:     $0.6330           $8.1953
---------------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURN AS OF 02/28/98:          166.17%
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                  NET ASSET VALUE
                ----------------------
PERIOD                                  CAPITAL GAINS                        TOTAL
COVERED         BEGINNING  ENDING        DISTRIBUTED    DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $10.95          $11.29       $0.0268           $0.3043       6.20%
---------------------------------------------------------------------------------------
1992              11.29           11.29        0.1701            0.5631       6.67
---------------------------------------------------------------------------------------
1993              11.29           11.70        0.3052            0.5188      11.11
---------------------------------------------------------------------------------------
1994              11.70           10.10        0.0969            0.5029      (8.69)
---------------------------------------------------------------------------------------
1995              10.10           11.19          --              0.4899      15.91
---------------------------------------------------------------------------------------
1996              11.19           10.95          --              0.4449       1.96
---------------------------------------------------------------------------------------
1997              10.95           11.38          --              0.4213       7.96
---------------------------------------------------------------------------------------
01/01/98 -
  02/28/98        11.38           11.39          --              0.0411       0.45
---------------------------------------------------------------------------------------
                                  TOTALS:     $0.5990           $3.2863
---------------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURN AS OF 02/28/98:           48.10%
---------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

            NET ASSET VALUE
            ----------------
PERIOD                       CAPITAL GAINS
COVERED     BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID TOTAL RETURN/1/
-------------------------------------------------------------------------
07/02/92 -
  12/31/92   $11.41   $11.28    $0.1701       $0.2625           2.68%
-------------------------------------------------------------------------
1993          11.28    11.69     0.3052        0.5477          11.40
-------------------------------------------------------------------------
1994          11.69    10.09     0.0969        0.5295          (8.47)
-------------------------------------------------------------------------
1995          10.09    11.17       --          0.5149          16.09
-------------------------------------------------------------------------
1996          11.17    10.94       --          0.4713           2.31
-------------------------------------------------------------------------
1997          10.94    11.37       --          0.4487           8.24
-------------------------------------------------------------------------
01/01/98 -
  02/28/98    11.37    11.38       --          0.0438           0.47
-------------------------------------------------------------------------
                        TOTALS: $0.5722       $2.8184
-------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF
                                                02/28/98:      35.24%
-------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. SINCE INCEPTION, FEBRUARY 5, 1998 THROUGH FEBRUARY 28, 1998, CLASS Y SHARES HAD A TOTAL RETURN OF (0.34)%. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                          NET ASSET VALUE                   TOTAL RETURN/1/
                ------------------------------------ -----------------------------
                                                       12 MONTHS       6 MONTHS
                02/28/98  08/31/97     02/28/97      ENDED 02/28/98 ENDED 02/28/98
----------------------------------------------------------------------------------
CLASS A SHARES   $11.97    $11.76       $11.55            9.48%          5.00%
----------------------------------------------------------------------------------
CLASS B SHARES    11.97     11.75        11.55            8.62           4.66
----------------------------------------------------------------------------------
CLASS C SHARES    11.97     11.76        11.55            8.92           4.72
----------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                 NET ASSET VALUE
                ------------------   CAPITAL GAINS                      TOTAL
PERIOD COVERED  BEGINNING  ENDING     DISTRIBUTED    DIVIDENDS PAID   RETURN/1/
----------------------------------------------------------------------------------
12/03/84 -
  12/31/84       $ 9.57    $ 9.60                          --             0.31%
----------------------------------------------------------------------------------
1985               9.60     10.45         --            $0.8903         19.00
----------------------------------------------------------------------------------
1986              10.45     11.39         --             0.8246         17.38
----------------------------------------------------------------------------------
1987              11.39     10.74         --             0.7823          1.30
----------------------------------------------------------------------------------
1988              10.74     11.06         --             0.8244         10.98
----------------------------------------------------------------------------------
1989              11.06     11.23         --             0.8041          9.11
----------------------------------------------------------------------------------
1990              11.23     11.15         --             0.7843          6.55
----------------------------------------------------------------------------------
1991              11.15     11.56       $0.0365          0.7519         11.12
----------------------------------------------------------------------------------
1992              11.56     11.62        0.1314          0.7043          8.01
----------------------------------------------------------------------------------
1993              11.62     12.25        0.1208          0.6507         12.32
----------------------------------------------------------------------------------
1994              12.25     10.75        0.0135          0.6264        (7.14)
----------------------------------------------------------------------------------
1995              10.75     11.84         --             0.5954         16.01
----------------------------------------------------------------------------------
1996              11.84     11.54         --             0.5299          2.29
----------------------------------------------------------------------------------
1997              11.54     11.95        0.0836          0.5585          9.37
----------------------------------------------------------------------------------
01/01/98 -
  02/28/98        11.95     11.97         --             0.0750          0.79
----------------------------------------------------------------------------------
                                    TOTALS: $0.3858     $9.4021
----------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF 02/28/98:     199.90%
----------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                 NET ASSET VALUE
                ------------------   CAPITAL GAINS                      TOTAL
PERIOD COVERED  BEGINNING  ENDING     DISTRIBUTED    DIVIDENDS PAID   RETURN/1/
----------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $11.19    $11.55       $0.0365         $0.3222          6.50%
----------------------------------------------------------------------------------
1992              11.55     11.62        0.1314          0.6139          7.27
----------------------------------------------------------------------------------
1993              11.62     12.25        0.1208          0.5599         11.49
----------------------------------------------------------------------------------
1994              12.25     10.75        0.0135          0.5406         (7.84)
----------------------------------------------------------------------------------
1995              10.75     11.83         --             0.5094         15.05
----------------------------------------------------------------------------------
1996              11.83     11.53         --             0.4467          1.52
----------------------------------------------------------------------------------
1997              11.53     11.95        0.0836          0.4676          8.62
----------------------------------------------------------------------------------
01/01/98 -
  02/28/98        11.95     11.97         --             0.0622          0.68
----------------------------------------------------------------------------------
                                   TOTALS: $0.3858      $3.5225
----------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF 02/28/98:     50.66%
----------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

            NET ASSET VALUE
            ----------------
PERIOD                        CAPITAL GAINS
COVERED     BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID TOTAL RETURN/1/
---------------------------------------------------------------------------
07/02/92 -
  12/31/92   $11.71   $11.62     $0.1314        $0.2766          2.78%
---------------------------------------------------------------------------
1993          11.62    12.25      0.1208         0.5904         11.77
---------------------------------------------------------------------------
1994          12.25    10.75      0.0135         0.5696         (7.60)
---------------------------------------------------------------------------
1995          10.75    11.84       --            0.5369         15.42
---------------------------------------------------------------------------
1996          11.84    11.54       --            0.4737          1.77
---------------------------------------------------------------------------
1997          11.54    11.95      0.0836         0.4987          8.81
---------------------------------------------------------------------------
01/01/98 -
  02/28/98    11.95    11.97       --            0.0667          0.72
---------------------------------------------------------------------------
                             TOTALS: $0.3493    $3.0126
---------------------------------------------------------------------------
                              CUMULATIVE TOTAL RETURN AS OF
                                                  02/28/98:     36.65%
---------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.


NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE YEAR ENDED FEBRUARY 28, 1998 AND SINCE INCEPTION, NOVEMBER 3, 1995 THROUGH FEBRUARY 28, 1998, CLASS Y SHARES HAD A TOTAL RETURN OF 9.87% AND 16.57%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
 PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE                  TOTAL RETURN/1/
            ---------------------------------- -----------------------------
                                                 12 MONTHS       6 MONTHS
            02/28/98  08/31/97        02/28/97 ENDED 02/28/98 ENDED 02/28/98
----------------------------------------------------------------------------
CLASS A
 SHARES      $10.96    $10.65           $10.39    11.06%            5.51%
----------------------------------------------------------------------------
CLASS B
 SHARES       10.96     10.65            10.39    10.23             5.11
----------------------------------------------------------------------------
CLASS C
 SHARES       10.96     10.65            10.39    10.51             5.25
----------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

             NET ASSET VALUE
            ------------------
PERIOD                          CAPITAL GAINS                     TOTAL
COVERED     BEGINNING  ENDING    DISTRIBUTED   DIVIDENDS PAID   RETURN/1/
----------------------------------------------------------------------------
06/23/87 -
  12/31/87   $ 9.58    $ 9.40              --     $0.3131           1.46%
----------------------------------------------------------------------------
1988           9.40      9.90              --      0.8091          14.45
----------------------------------------------------------------------------
1989           9.90     10.09              --      0.7380           9.66
----------------------------------------------------------------------------
1990          10.09      9.89              --      0.7322           5.52
----------------------------------------------------------------------------
1991           9.89     10.38          $0.0679     0.7144          13.32
----------------------------------------------------------------------------
1992          10.38     10.54           0.1406     0.6736           9.79
----------------------------------------------------------------------------
1993          10.54     10.97           0.2037     0.6180          12.14
----------------------------------------------------------------------------
1994          10.97      9.52           0.0260     0.5865          (7.77)
----------------------------------------------------------------------------
1995           9.52     10.36              --      0.6079          15.55
----------------------------------------------------------------------------
1996          10.36     10.39              --      0.5627           5.94
----------------------------------------------------------------------------
1997          10.39     10.92              --      0.5531          10.73
----------------------------------------------------------------------------
01/01/98 -
  02/28/98    10.92     10.96              --      0.0509           0.83
----------------------------------------------------------------------------
                               TOTALS: $0.4382    $6.9595
----------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:     136.33%
----------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

             NET ASSET VALUE
            ------------------
PERIOD                          CAPITAL GAINS                     TOTAL
COVERED     BEGINNING  ENDING    DISTRIBUTED   DIVIDENDS PAID   RETURN/1/
----------------------------------------------------------------------------
07/01/91 -
  12/31/91   $10.05    $10.38          $0.0679    $0.3170           7.21%
----------------------------------------------------------------------------
1992          10.38     10.54           0.1406     0.5930           8.95
----------------------------------------------------------------------------
1993          10.54     10.97           0.2037     0.5349          11.30
----------------------------------------------------------------------------
1994          10.97      9.52           0.0260     0.5103          (8.47)
----------------------------------------------------------------------------
1995           9.52     10.35              --      0.5328          14.59
----------------------------------------------------------------------------
1996          10.35     10.38              --      0.4854           5.15
----------------------------------------------------------------------------
1997          10.38     10.91              --      0.4726           9.91
----------------------------------------------------------------------------
01/01/98 -
  02/28/98    10.91     10.96              --      0.0428           0.85
----------------------------------------------------------------------------
                               TOTALS: $0.4382    $3.4888
----------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:      59.50%
----------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ----------------  CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.50   $10.54     $0.0135        $0.2635        3.06%
------------------------------------------------------------------------------
1993                   10.54    10.97      0.2037         0.5620       11.57
------------------------------------------------------------------------------
1994                   10.97     9.52      0.0260         0.5339       (8.23)
------------------------------------------------------------------------------
1995                    9.52    10.35       --            0.5583       14.88
------------------------------------------------------------------------------
1996                   10.35    10.39       --            0.5106        5.51
------------------------------------------------------------------------------
1997                   10.39    10.92       --            0.4999       10.18
------------------------------------------------------------------------------
01/01/98 - 02/28/98    10.92    10.96       --            0.0456        0.78
------------------------------------------------------------------------------
                                      TOTALS: $0.2432    $2.9738
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           02/28/98:   42.04%
------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. SINCE INCEPTION, FEBRUARY 5, 1998 THROUGH FEBRUARY 28, 1998, CLASS Y SHARES HAD A TOTAL RETURN OF (0.09)%. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                 TOTAL RETURN/1/
                -------------------------------- -----------------------------
                                                   12 MONTHS       6 MONTHS
                02/28/98  08/31/97   02/28/97    ENDED 02/28/98 ENDED 02/28/98
------------------------------------------------------------------------------
CLASS A SHARES   $11.12    $10.82      $10.66          9.36%          5.17%
------------------------------------------------------------------------------
CLASS B SHARES    11.12     10.82       10.65          8.65           4.78
------------------------------------------------------------------------------
CLASS C SHARES    11.12     10.83       10.66          8.82           4.81
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
09/23/88 -
  12/31/88       $ 9.60    $ 9.61       --          $0.1630           1.82%

------------------------------------------------------------------------------
1989               9.61      9.84       --           0.6931           9.90
------------------------------------------------------------------------------
1990               9.84      9.68       --           0.6797           5.53
------------------------------------------------------------------------------
1991               9.68     10.22       --           0.6637          12.85
------------------------------------------------------------------------------
1992              10.22     10.55       --           0.6442           9.85
------------------------------------------------------------------------------
1993              10.55     11.26     $0.0253        0.5796          12.72
------------------------------------------------------------------------------
1994              11.26      9.68      0.1017        0.5095          (8.48)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.5397          17.57
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.5175           3.46
------------------------------------------------------------------------------
1997              10.65     11.10       --           0.5135           9.31
------------------------------------------------------------------------------
01/01/98 -
  02/28/98        11.10     11.12       --           0.0488           0.62
------------------------------------------------------------------------------
                                TOTALS: $0.1270     $5.5523
------------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      02/28/98:     102.02%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $ 9.81    $10.22       --          $0.2930           7.25%

------------------------------------------------------------------------------
1992              10.22     10.55       --           0.5654           9.02
------------------------------------------------------------------------------
1993              10.55     11.25     $0.0253        0.4959          11.78
------------------------------------------------------------------------------
1994              11.25      9.68      0.1017        0.4362          (9.08)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.4616          16.71
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.4385           2.69
------------------------------------------------------------------------------
1997              10.65     11.10       --           0.4329           8.50
------------------------------------------------------------------------------
01/01/98 -
  02/28/98        11.10     11.12       --           0.0407           0.55
------------------------------------------------------------------------------
                                TOTALS: $0.1270     $3.1642
------------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      02/28/98:      56.05%
------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ----------------  CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.45   $10.56       --           $0.2663        3.65%

------------------------------------------------------------------------------
1993                   10.56    11.26     $0.0253         0.5226       12.04
------------------------------------------------------------------------------
1994                   11.26     9.69      0.1017         0.4613       (8.81)
------------------------------------------------------------------------------
1995                    9.69    10.81       --            0.4875       16.87
------------------------------------------------------------------------------
1996                   10.81    10.65       --            0.4651        2.95
------------------------------------------------------------------------------
1997                   10.65    11.10       --            0.4600        8.77
------------------------------------------------------------------------------
01/01/98 - 02/28/98    11.10    11.12       --            0.0435        0.57
------------------------------------------------------------------------------
                                      TOTALS: $0.1270    $2.7063
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           02/28/98:   39.36%
------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 1998

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES -- 98.99%
  $ 1,000  CALIFORNIA EDUCATIONAL
            FACILITIES AUTHORITY
            LOS ANGELES COLLEGE OF
            CHIROPRACTIC MEDICINE..         11/01/17           5.600%     $  1,024,910
    2,500  CALIFORNIA EDUCATIONAL
            FACILITIES AUTHORITY
            STANFORD UNIVERSITY
            SERIES J...............         11/01/16           6.000         2,662,800
    2,000  CALIFORNIA HEALTH
            FACILITIES FINANCING
            AUTHORITY KAISER
            PERMANENTE HOSPITAL
            SERIES A...............         10/01/18           7.000         2,127,000
      100  CALIFORNIA HEALTH
            FACILITIES FINANCING
            AUTHORITY SUTTER HEALTH
            SERIES B...............         03/02/98           3.650*          100,000
    1,950  CALIFORNIA POLLUTION
            CONTROL FINANCING
            AUTHORITY SAN DIEGO GAS
            & ELECTRIC
            (AMBAC INSURED)........         06/01/14           5.900         2,190,064
      400  CALIFORNIA POLLUTION
            CONTROL FINANCING
            AUTHORITY SOUTHERN
            CALIFORNIA EDISON......         03/02/98           3.900*          400,000
   10,450  CALIFORNIA STATE PUBLIC
            WORKS BOARD DEPARTMENT
            OF CORRECTIONS SERIES B
            (MBIA INSURED).........         11/01/19           5.625        10,922,862
    1,750  CALIFORNIA STATE PUBLIC
            WORKS BOARD VARIOUS
            UNIVERSITY OF
            CALIFORNIA PROJECTS....         06/01/14           5.500         1,878,853
    6,000+ CALIFORNIA STATE
            UNIVERSITY REVENUE &
            COLLEGES HOUSING
            SYSTEMS (FGIC INSURED).   11/01/17 TO 11/01/21 5.800 TO 5.900    6,447,700
      100  CALIFORNIA STATEWIDE
            COMMUNITIES DEVELOPMENT
            AUTHORITY ST. JOSEPH
            HEALTH SYSTEM GROUP....         03/02/98           3.650*          100,000
    1,000  UNIVERSITY OF CALIFORNIA
            REVENUES MULTIPLE
            PURPOSE PROJECTS SERIES
            C
            (AMBAC INSURED)........         09/01/11           5.250         1,033,820
    4,000  UNIVERSITY OF CALIFORNIA
            REVENUES MULTIPLE
            PURPOSE PROJECTS SERIES
            E
            (MBIA INSURED).........         09/01/20           5.125         3,955,200
    4,315  ALUM ROCK UNIFIED
            ELEMENTARY SCHOOL
            DISTRICT (FGIC
            INSURED)...............         09/01/18           5.250         4,363,630
    1,390  BEVERLY HILLS
            CERTIFICATES OF
            PARTICIPATION..........   06/01/15 TO 06/01/19 6.750 TO 7.000    1,463,354
    2,100  CAPISTRANO UNIFIED
            SCHOOL DISTRICT
            CERTIFICATES OF
            PARTICIPATION..........         02/01/18           5.200         2,113,839
    2,000  CENTRAL COAST WATER
            AUTHORITY REVENUE BONDS
            SERIES A (AMBAC
            INSURED)...............         10/01/22           5.000         1,952,880
    1,350  CONTRA COSTA
            TRANSPORTATION
            AUTHORITY SALES TAX
            REVENUE BONDS SERIES A.         03/01/07           6.875         1,550,826
    2,715  DEL MAR RACE TRACK
            AUTHORITY..............   08/15/11 TO 08/15/13 6.200 TO 6.450    2,915,589
      650  DUARTE REDEVELOPMENT
            AGENCY TAX ALLOCATION
            DAVIS ADDITION PROJECT.         09/01/14           6.700           690,762
    2,000  EAST BAY MUNICIPAL
            UTILITY DISTRICT WATER
            SYSTEM REVENUE BONDS
            (FGIC INSURED).........         06/01/12           6.000         2,155,360
    1,000  FAIRFIELD PUBLIC
            FINANCING AUTHORITY
            MUNICIPAL PARK
            IMPROVEMENT DISTRICT
            NO. 1 (FGIC INSURED)...         07/01/14           6.250         1,091,410
    4,000  FONTANA REDEVELOPMENT
            AGENCY TAX ALLOCATION
            JURUPA HILLS
            REDEVELOPMENT PROJECT..   10/01/24 TO 10/01/27 5.500 TO 7.200    4,285,860
    2,000  FOOTHILL DE ANZA
            COMMUNITY COLLEGE
            DISTRICT CERTIFICATES
            OF PARTICIPATION.......         09/01/13           6.250         2,199,420
    2,000  FREMONT UNIFIED SCHOOL
            DISTRICT ALAMEDA COUNTY
            SERIES F (MBIA
            INSURED)...............         08/01/16           5.875         2,179,440
    1,225  FRESNO UNIFIED SCHOOL
            DISTRICT SERIES A (MBIA
            INSURED)...............         08/01/20           6.550         1,439,142
    2,000  HUNTINGTON PARK PUBLIC
            FINANCING AUTHORITY
            WASTEWATER SYSTEMS
            PROJECT REVENUE BONDS
            SERIES A++.............         10/01/25           6.200         2,053,120
    1,000  INTERMODAL CONTAINER
            TRANSFER FACILITIES
            SOUTHERN PACIFIC
            TRANSFER COMPANY SERIES
            A......................         11/01/14           7.700         1,062,210
      100  IRVINE RANCH WATER
            DISTRICT IMPROVEMENT
            DISTRICT NO. 284 SERIES
            A......................         03/02/98           3.550*          100,000
      100  IRVINE RANCH WATER
            DISTRICT SERIES B......         03/02/98           3.550*          100,000
    1,600  LONG BEACH WATER REVENUE
            BONDS SERIES A (MBIA
            INSURED)...............         05/01/18           5.000         1,566,048
    3,000  LOS ANGELES DEPARTMENT
            OF WATER & POWER
            REVENUE BONDS
            (CROSSOVER REFUNDED TO
            01/15/01 @ 102)........         01/15/31           7.100         3,300,780
    4,750  LOS ANGELES HARBOR
            DEPARTMENT REVENUE
            BONDS SERIES B.........   11/01/23 TO 08/01/25 5.375 TO 6.625    4,937,620
    3,000  LOS ANGELES METROPOLITAN
            TRANSPORTATION
            AUTHORITY SALES TAX
            REVENUE BONDS SERIES A
            (MBIA INSURED).........         07/01/27           5.250         3,009,300
    2,200  M-S-R PUBLIC POWER
            AGENCY SAN JUAN PROJECT
            REVENUE BONDS SERIES E
            (MBIA INSURED).........         07/01/17           6.500         2,384,404
    6,470  MENLO PARK COMMUNITY
            DEVELOPMENT AGENCY TAX
            ALLOCATION LAS PULGAS
            COMMUNITY DEVELOPMENT
            PROJECT (AMBAC
            INSURED)...............         06/01/16           5.375         6,667,594

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES
 (CONCLUDED)
  $ 4,535  METROPOLITAN WATER
            DISTRICT OF SOUTHERN
            CALIFORNIA WATERWORKS
            REVENUE BONDS SERIES A.         07/01/10           5.500%     $  4,906,416
    1,755  MODESTO PUBLIC FINANCING
            AUTHORITY JOHN THURMAN
            FIELD RENOVATION
            PROJECT................         11/01/16           6.125         1,865,863
    3,625  MOJAVE WATER AGENCY
            IMPROVEMENT DISTRICT
            MORONGO BASIN (FGIC
            INSURED)...............   09/01/15 TO 09/01/22 5.750 TO 5.800    3,903,869
    4,180  MOULTON NIGUEL WATER
            DISTRICT (MBIA
            INSURED)...............         09/01/13           5.250         4,284,166
      600  NEWPORT BEACH HEALTH
            FACILITIES HOAG
            MEMORIAL HOSPITAL......         03/02/98           3.650*          600,000
    1,000  OAKLAND GENERAL
            OBLIGATION BONDS SERIES
            C (MBIA INSURED).......         12/15/22           5.900         1,077,780
    6,360  ORANGE COUNTY RECOVERY
            CERTIFICATES OF
            PARTICIPATION SERIES A
            (MBIA INSURED).........   07/01/10 TO 07/01/26 5.700 TO 6.000    6,887,485
    2,000  ORANGE COUNTY RECOVERY
            REVENUE BONDS SERIES A
            (MBIA INSURED).........         06/01/10           6.000         2,260,000
      755  ORANGE COUNTY SINGLE
            FAMILY RESIDENTIAL
            MORTGAGE REVENUE BONDS
            (GNMA INSURED).........         09/01/16           7.800           770,840
    4,425  RIVERSIDE COUNTY PUBLIC
            FINANCING AUTHORITY TAX
            ALLOCATION REVENUE
            REDEVELOPMENT PROJECTS
            SERIES A...............   10/01/11 TO 10/01/16 5.200 TO 5.250    4,433,425
    1,180  ROHNERT PARK COMMUNITY
            DEVELOPMENT AGENCY TAX
            ALLOCATION (AMBAC
            INSURED)...............         08/01/20           6.500         1,264,158
    2,200  SALINAS CAPITAL
            IMPROVEMENT PROJECTS
            CERTIFICATES OF
            PARTICIPATION SERIES A.         10/01/28           5.700         2,260,016
    1,300  SAN DIEGO INDUSTRIAL
            DEVELOPMENT REVENUE
            BONDS SAN DIEGO GAS &
            ELECTRIC SERIES A......         09/01/18           6.400         1,401,153
    7,000  SAN DIEGO INDUSTRIAL
            DEVELOPMENT REVENUE
            BONDS SAN DIEGO GAS &
            ELECTRIC SERIES A
            (MBIA INSURED) ........         09/01/18           6.100         7,614,670
    1,375  SAN DIEGO PUBLIC
            FACILITIES FINANCING
            AUTHORITY SEWER REVENUE
            BONDS SERIES A (FGIC
            INSURED)...............         05/15/27           5.250         1,379,510
    2,000  SAN FRANCISCO SEWER
            REVENUE BONDS (AMBAC
            INSURED)...............         10/01/11           6.000         2,163,600
      960  SAN YSIDRO SCHOOL
            DISTRICT (AMBAC
            INSURED)...............         08/01/21           6.125         1,081,862
    2,000  SANTA CLARA COUNTY
            FINANCING AUTHORITY VMC
            FACILITY REPLACEMENT
            PROJECT SERIES A (PRE-
            REFUNDED WITH U.S.
            GOVERNMENT SECURITIES
            TO 11/15/04 @ 102)
            (AMBAC INSURED)........         11/15/20           6.750         2,334,860
    5,000  SANTA MONICA PARKING
            AUTHORITY REVENUE
            BONDS..................         07/01/16           6.375         5,473,200
    2,000  SOUTHERN CALIFORNIA
            PUBLIC POWER AUTHORITY
            TRANSMISSION PROJECT
            REVENUE BONDS..........         07/01/20           5.500         2,030,680
    3,500  SOUTHERN CALIFORNIA
            RAPID TRANSIT DISTRICT
            SPECIAL BENEFIT
            ASSESSMENT DISTRICT A1
            (AMBAC INSURED)........         09/01/08           6.000         3,811,465
    3,350  PUERTO RICO COMMONWEALTH
            HIGHWAY AND
            TRANSPORTATION
            AUTHORITY REVENUE BONDS
            SERIES Y...............         07/01/26           5.500         3,440,182
    1,000  PUERTO RICO ELECTRIC
            POWER AUTHORITY REVENUE
            BONDS SERIES O.........         07/01/12           5.000           998,920
                                                                          ------------
 TOTAL INVESTMENTS (COST --
  $145,826,994) -- 98.99%...........                                       152,669,917
 OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 1.01%...............                                         1,552,177
                                                                          ------------
 NET ASSETS -- 100.00%..............                                      $154,222,094
                                                                          ============

---------
* VARIABLE RATE DEMAND NOTES AND VARIABLE RATE CERTIFICATES OF PARTICIPATION WHICH ARE PAYABLE ON DEMAND. THE MATURITY DATE SHOWN IS THE NEXT INTEREST RATE RESET DATE; THE INTEREST RATE SHOWN IS THE CURRENT RATE AS OF FEBRUARY 28, 1998.
+PARTIAL PRINCIPAL AMOUNT PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. ++ILLIQUID SECURITY REPRESENTING 1.3% OF PORTFOLIO ASSETS.
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC - FINANCIAL GUARANTY INSURANCE COMPANY
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

 FUTURES CONTRACTS
 NUMBER OF         OUTSTANDING LONG              IN      EXPIRATION  UNREALIZED
 CONTRACTS        FUTURES CONTRACTS         EXCHANGE FOR    DATE    APPRECIATION
 ---------        -----------------         ------------ ---------- ------------
    15     MUNICIPAL BOND FUTURES.........   $1,861,406    MAR 98     $13,594
                                                                      =======





                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 1998

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES --
  105.92%
 ALASKA -- 0.62%
  $ 1,460  ALASKA INDUSTRIAL
            DEVELOPMENT & EXPORT
            AUTHORITY POWER REVENUE
            UPPER LYNN CANAL
            REGIONAL POWER.........         01/01/12           5.700%     $  1,453,795
      455  ALASKA STATE HOUSING
            FINANCE CORPORATION....         06/01/22           7.100           483,601
                                                                          ------------
                                                                             1,937,396
                                                                          ------------
 ARIZONA -- 5.95%
   10,510  MARICOPA COUNTY
            COMMUNITY COLLEGE
            DISTRICT...............         07/01/07           6.000        11,448,543
    3,700  PHOENIX GENERAL
            OBLIGATION.............         07/01/16           6.250         4,304,580
    2,500  TUCSON ARIZONA AIRPORT
            AUTHORITY LOCKHEED
            AERMOD CENTER
            INCORPORATED...........         09/01/19           8.700         2,796,375
                                                                          ------------
                                                                            18,549,498
                                                                          ------------
 CALIFORNIA -- 0.70%
      160  CALIFORNIA STATE (FGIC
            INSURED)...............         11/01/12           7.000           185,114
    1,920  LONG BEACH AQUARIUM OF
            THE PACIFIC CALIFORNIA
            REVENUE................         07/01/23           6.125         2,008,032
                                                                          ------------
                                                                             2,193,146
                                                                          ------------
 COLORADO -- 0.52%
    1,650  BLACK HAWK COLORADO
            DEVICE TAX REVENUE.....   12/01/12 TO 12/01/21 5.500 TO 5.625    1,603,979
                                                                          ------------
 CONNECTICUT -- 0.50%
    1,500  MASHANTUCKET WESTERN
            PEQUOT TRIBE
            CONNECTICUT SPECIAL
            REVENUE (1)............         09/01/12           5.700         1,559,070
                                                                          ------------
 DISTRICT OF COLUMBIA -- 1.56%
    4,355  DISTRICT OF COLUMBIA
            HOSPITAL REVENUE
            MEDLANTIC HEALTHCARE
            GROUP (MBIA INSURED)...   08/15/09 TO 08/15/10     6.000         4,846,437
                                                                          ------------
 FLORIDA -- 1.09%
    3,000  PLANT CITY UTILITY
            SYSTEMS REVENUE (MBIA
            INSURED)...............         10/01/15           6.000         3,405,060
                                                                          ------------
 GEORGIA -- 7.98%
    5,900  ATLANTA GEORGIA.........         12/01/11           5.900         6,455,839
    5,000  CONYERS WATER AND SEWAGE
            REVENUE (AMBAC
            INSURED)...............         07/01/15           6.600         5,745,200
    3,000  GEORGIA MUNICIPAL
            ELECTRIC AUTHORITY
            POWER REVENUE..........         01/01/12           6.250         3,406,680
    8,000  HALL COUNTY SCHOOL
            DISTRICT (PRE-REFUNDED
            WITH U.S. GOVERNMENT
            SECURITIES TO 12/01/04
            @ 102) (AMBAC INSURED).         12/01/14           6.700         9,271,280
                                                                          ------------
                                                                            24,878,999
                                                                          ------------
 HAWAII -- 0.17%
      500  HAWAII STATE............         02/01/08           5.125           523,965
                                                                          ------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES
 (CONTINUED)
 IDAHO -- 0.56%
  $ 1,625  IDAHO HOUSING AGENCY
            (FHA INSURED)..........         07/01/24           7.500%     $  1,736,183
                                                                          ------------
 ILLINOIS -- 13.00%
   14,500  ILLINOIS BOARD OF
            EDUCATION CHICAGO
            SCHOOL REFORM (AMBAC
            INSURED)...............   12/01/17 TO 12/01/30 5.250 TO 5.800   14,841,515
    1,000  ILLINOIS BOARD OF
            EDUCATION CHICAGO
            SCHOOL REFORM (MBIA
            INSURED)...............         12/01/12           6.250         1,154,310
    4,335  ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            CITIZENS UTILITIES.....         08/01/20           7.150         4,609,275
    3,625  ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            REVENUE REFUNDING
            COMMUNITY REHAB
            PROVIDERS A............   07/01/09 TO 07/01/15 5.900 TO 6.000    3,803,770
      660  ILLINOIS HEALTH
            FACILITIES AUTHORITY
            REVENUE EVANGELICAL
            HOSPITAL...............         04/15/17           6.750           779,731
    2,000  ILLINOIS SKYWAY TOLL
            BRIDGE REVENUE (PRE-
            REFUNDED WITH U.S.
            GOVERNMENT SECURITIES
            TO 01/01/04 @ 102).....         01/01/10           6.500         2,254,100
      500  CHICAGO METROPOLITAN
            WATER RECLAMATION
            DISTRICT...............         12/01/10           7.000           612,090
    2,500  CHICAGO SERIES A2 (AMBAC
            INSURED)...............         01/01/15           6.250         2,874,450
    2,000  METROPOLITAN PIER &
            EXPOSITION AUTHORITY
            (ILLINOIS) MCCORMICK
            PLACE CONVENTION
            COMPLEX................         07/01/26           7.000         2,490,500
    1,170  NORTHERN ILLINOIS
            UNIVERSITY (PRE-
            REFUNDED WITH U.S.
            GOVERNMENT SECURITIES
            TO 10/01/09 @ 100).....         04/01/13           10.400        1,709,089
    4,620  REGIONAL TRANSPORTATION
            AUTHORITY (PRE-REFUNDED
            WITH U.S. GOVERNMENT
            SECURITIES TO 06/01/04
            @ 102) (FGIC INSURED)..         06/01/14           7.100         5,407,803
                                                                          ------------
                                                                            40,536,633
                                                                          ------------
 INDIANA -- 1.04%
    3,000  INDIANA HEALTH FACILITY
            FINANCE AUTHORITY
            METHODIST HOSPITAL OF
            INDIANA................         09/01/15           5.750         3,238,530
                                                                          ------------
 KENTUCKY -- 0.03%
      100  ECONOMIC DEVELOPMENT
            FINANCE AUTHORITY
            REVENUE................         03/02/98           3.750*          100,000
                                                                          ------------
 LOUISIANA -- 0.03%
      100  CALCASIEU PARISH
            INCORPORATED INDUSTRIAL
            DEVELOPMENT BOARD......         03/02/98           3.600*          100,000
                                                                          ------------
 MARYLAND -- 1.68%
    4,750  PRINCE GEORGES COUNTY
            MARYLAND POLLUTION
            CONTROL REVENUE
            REFUNDING POTOMAC
            ELECTRIC PROJECT.......         03/15/10           5.750         5,250,887
                                                                          ------------
 MASSACHUSETTS -- 1.92%
    4,115  MASSACHUSETTS STATE
            TURNPIKE AUTHORITY
            METROPOLITAN HIGHWAY
            SYSTEMS REVENUE (MBIA
            INSURED)...............         01/01/27           5.000         3,980,522
    1,770  MASSACHUSETTS WATER
            RESOURCES AUTHORITY....         12/01/11           6.000         1,999,162
                                                                          ------------
                                                                             5,979,684
                                                                          ------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES
 (CONTINUED)
 MICHIGAN -- 1.96%
  $ 1,915  ROYAL OAK HOSPITAL
            FINANCE AUTHORITY
            WILLIAM BEAUMONT
            HOSPITAL...............         01/01/19           6.625%     $  2,074,462
    3,700  ROYAL OAK HOSPITAL
            FINANCE AUTHORITY
            WILLIAM BEAUMONT
            HOSPITAL (PRE-REFUNDED
            WITH U.S. GOVERNMENT
            SECURITIES TO 01/01/01
            @ 102).................         01/01/20           6.750         4,033,740
                                                                          ------------
                                                                             6,108,202
                                                                          ------------
 MINNESOTA -- 2.15%
    6,000  MINNESOTA PUBLIC
            FACILITIES AUTHORITY
            WATER POLLUTION (PRE-
            REFUNDED WITH U.S.
            GOVERNMENT SECURITIES
            TO 03/01/05 @ 100).....         03/01/15           6.250         6,713,280
                                                                          ------------
 MISSISSIPPI -- 2.07%
    6,045  CLAIBORNE COUNTY
            MISSISSIPPI POLLUTION
            CONTROL REVENUE MIDDLE
            SOUTH ENERGY
            INCORPORATED...........         12/01/14           9.875         6,441,371
                                                                          ------------
 NEW HAMPSHIRE -- 0.61%
    1,275  NEW HAMPSHIRE HIGHER
            EDUCATIONAL & HEALTH
            FACILITIES NEW
            HAMPSHIRE COLLEGE......         01/01/07           5.950         1,340,165
      500  NEW HAMPSHIRE INDUSTRIAL
            DEVELOPMENT AUTHORITY
            CENTRAL MAINE POWER
            COMPANY................         05/01/14           7.375           546,390
                                                                          ------------
                                                                             1,886,555
                                                                          ------------
 NEW JERSEY -- 5.19%
    1,890  NEW JERSEY HOUSING
            GENERAL RESOLUTION
            SERIES A...............         11/01/04           6.700         2,025,437
   12,000  NEW JERSEY STATE
            TURNPIKE AUTHORITY
            (MBIA INSURED).........         01/01/16           6.500        14,162,640
                                                                          ------------
                                                                            16,188,077
                                                                          ------------
 NEW YORK -- 14.62%
    5,715  NEW YORK STATE ENERGY
            RESEARCH AND
            DEVELOPMENT LONG ISLAND
            LIGHTING...............   09/01/19 TO 02/01/22     7.150         6,229,909
    2,400  NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            STATE WATER POLLUTION
            CONTROL................         06/15/14           6.875         2,722,512
    3,600  NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            STATE WATER POLLUTION
            CONTROL (PRE-REFUNDED
            WITH U.S. GOVERNMENT
            SECURITIES TO 06/15/04
            @ 101.50)..............         06/15/14           6.875         4,160,808
    3,825  NEW YORK STATE LOCAL
            GOVERNMENT ASSISTANCE
            CORPORATION............         04/01/14           6.000         4,321,523
    4,500  NEW YORK CITY...........         08/01/17           5.375         4,534,200
    3,000  NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS
            BROOKLYN NAVY YARD.....         10/01/36           5.750         3,093,780
    3,000  NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS JAPAN
            AIRLINES COMPANY.......         11/01/15           6.000         3,227,430
    4,960  NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE SERIES A.......         06/15/12           7.100         5,454,661
    3,000  NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE SERIES B (MBIA
            INSURED)...............         06/15/27           5.500         3,099,840
      300  PORT AUTHORITY OF NEW
            YORK & NEW JERSEY......         03/02/98           3.500*          300,000
    1,000  PORT AUTHORITY OF NEW
            YORK & NEW JERSEY
            KENNEDY INTERNATIONAL
            AIRPORT COGENERATION
            PROJECT................         10/01/11           6.750         1,118,990
    3,100  TRIBOROUGH BRIDGE &
            TUNNEL AUTHORITY.......         01/01/10           7.100         3,396,143
    3,825  TRIBOROUGH BRIDGE &
            TUNNEL AUTHORITY NEW
            YORK REVENUES GENERAL
            PURPOSE................   01/01/17 TO 01/01/27 5.200 TO 5.500    3,908,398
                                                                          ------------
                                                                            45,568,194
                                                                          ------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES
 (CONTINUED)
 NORTH CAROLINA -- 2.89%
  $ 3,400  NORTH CAROLINA EASTERN
            MUNICIPAL POWER AGENCY
            (MBIA INSURED).........         01/01/13           7.000%     $  4,187,372
      500  NORTH CAROLINA HOUSING
            FINANCE AGENCY.........         03/01/18           6.200           527,060
    4,000  NORTH CAROLINA MEDICAL
            CARE COMPANY REX
            HOSPITAL...............         06/01/17           6.250         4,307,480
                                                                          ------------
                                                                             9,021,912
                                                                          ------------
 NORTH DAKOTA -- 0.12%
      350  NORTH DAKOTA STATE
            HOUSING FINANCE AGENCY
            REVENUE................         07/01/16           6.300           373,828
                                                                          ------------
 OHIO -- 4.95%
    1,145  BUTLER COUNTY
            TRANSPORTATION
            IMPROVEMENT DISTRICT
            (FSA INSURED)..........         04/01/11           6.000         1,272,622
    6,000  CLEVELAND AIRPORT
            SPECIAL REVENUE
            REFUNDING CONTINENTAL
            AIRLINES INCORPORATED..         12/01/08           5.500         5,964,420
    2,250  CLEVELAND PUBLIC POWER
            SYSTEMS REVENUE........         11/15/17           7.000         2,462,242
    4,500  DAYTON EMERY AIR
            FREIGHT................         02/01/18           5.625         4,587,750
    1,000  OHIO STATE
            INFRASTRUCTURE
            IMPROVEMENT (PRE-
            REFUNDED WITH U.S.
            GOVERNMENT SECURITIES
            TO 05/01/05 @ 102).....         08/01/13           6.200         1,132,890
                                                                          ------------
                                                                            15,419,924
                                                                          ------------
 OKLAHOMA -- 2.05%
    3,290  HOLDENVILLE INDUSTRIAL
            AUTHORITY CORRECTIONAL
            FACILITY REVENUE.......   07/01/03 TO 07/01/06 6.050 TO 6.350    3,661,642
    2,500  TULSA MUNICIPAL AIRPORT
            TRUST REVENUE AMERICAN
            AIRLINES INCORPORATED..         12/01/20           7.375         2,724,550
                                                                          ------------
                                                                             6,386,192
                                                                          ------------
 OREGON -- 3.72%
   10,400  PORTLAND SEWER SYSTEMS
            REVENUE (PRE-REFUNDED
            WITH U.S. GOVERNMENT
            SECURITIES TO 06/01/04
            @ 101).................         06/01/15           6.250        11,599,848
                                                                          ------------
 PENNSYLVANIA -- 1.03%
    3,000  PENNSYLVANIA STATE
            TURNPIKE COMMISSION
            REVENUE (AMBAC
            INSURED)...............         12/01/12           5.750         3,220,800
                                                                          ------------
 PUERTO RICO -- 1.28%
    1,500  PUERTO RICO COMMONWEALTH
            (MBIA INSURED).........         07/01/15           5.650         1,646,985
    2,425  PUERTO RICO COMMONWEALTH
            HIGHWAY &
            TRANSPORTATION
            AUTHORITY..............         07/01/36           5.000         2,352,420
                                                                          ------------
                                                                             3,999,405
                                                                          ------------
 SOUTH CAROLINA -- 2.03%
    1,000  CHARLESTON WATERWORKS &
            SEWER REVENUE (AMBAC
            INSURED)...............         01/01/16           6.000         1,074,720
    6,300  PIEDMONT MUNICIPAL POWER
            AGENCY (MBIA INSURED) .         01/01/23           4.000         5,267,304
                                                                          ------------
                                                                             6,342,024
                                                                          ------------
 TEXAS -- 18.19%
    4,850  ALLIANCE AIRPORT
            AUTHORITY INCORPORATED
            TEXAS SPECIAL
            FACILITIES REVENUE
            AMERICA AIRLINES
            INCORPORATED PROJECT...         12/01/29           7.500         5,286,597
    9,000  AUSTIN UTILITY SYSTEMS
            REVENUE (AMBAC
            INSURED)+..............   11/15/05 TO 11/15/12 6.500 TO 6.750   10,322,010
    3,500  DALLAS FORT WORTH TEXAS
            INTERNATIONAL AIRPORT
            AMERICAN AIRLINES
            INCORPORATED...........         11/01/25           7.500         3,808,140

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY       INTEREST
   (000)                                     DATES          RATES      VALUE
 ---------                            -------------------- -------- ------------
 MUNICIPAL BONDS AND NOTES
 (CONCLUDED)
 TEXAS -- (CONCLUDED)
  $ 1,944  HARRIS COUNTY LEASE (1).   11/01/07 TO 12/01/08  5.900%  $  1,973,743
    3,390  HARRIS COUNTY LEASE.....         05/01/14        5.800      3,389,575
    1,197  HARRIS COUNTY LEASE (1).         05/15/02        5.500      1,244,280
      710  HARRIS COUNTY TOLL ROAD
            AUTHORITY (AMBAC
            INSURED)...............         08/15/17        6.500        783,066
    1,950  PORT CORPUS CHRISTI
            INDUSTRIAL DEVELOPMENT.         04/01/18        5.400      1,500,000
    1,500  PORT PORT ARTHUR TEXAS
            NAVIGATION DISTRICT
            (AMBAC INSURED)........         03/01/12        5.010#       743,760
   10,675  SAN ANTONIO ELECTRIC AND
            GAS REVENUE............         02/01/11        5.750     11,291,054
    2,625  TEXAS STATE PUBLIC
            PROPERTY FINANCE
            CORPORATION REVENUE
            MENTAL HEALTH..........         09/01/03        5.400      2,697,004
    8,000  TEXAS STATE TURNPIKE
            AUTHORITY NORTH THRUWAY
            REVENUE PRESIDENT
            GEORGE BUSH TURNPIKE
            (FGIC INSURED).........         01/01/25        5.000      7,769,280
    1,440  TEXAS STATE WATER
            DEVELOPMENT SERIES A&C.         08/01/18        5.750      1,508,083
    4,000  TEXARKANA HEALTH
            FACILITIES DEVELOPMENT
            CORPORATION WADLEY
            REGIONAL MEDICAL CENTER
            (PRE-REFUNDED WITH U.S.
            GOVERNMENT SECURITIES
            TO 10/01/00 @ 102)(MBIA
            INSURED)...............         10/01/19        7.000      4,377,440
                                                                    ------------
                                                                      56,694,032
                                                                    ------------
 UTAH -- 0.25%
      725  UTAH STATE HOUSING
            FINANCE AGENCY (FHA
            INSURED)...............         01/01/11        6.450        772,662
                                                                    ------------
 VIRGINIA -- 2.23%
    5,200  PITTSYLVANIA COUNTY
            VIRGINIA INDUSTRIAL
            DEVELOPMENT AUTHORITY
            REVENUE (1)............         01/01/10        7.650      5,873,088
    1,000  HAMPTON ROADS MEDICAL
            COLLEGE................         11/15/16        6.875      1,082,970
                                                                    ------------
                                                                       6,956,058
                                                                    ------------
 WYOMING -- 3.23%
    9,000  SWEETWATER COUNTY SOLID
            WASTE DISPOSAL REVENUE
            FMC CORPORATION
            PROJECT................         06/01/24        7.000     10,062,810
                                                                    ------------
          TOTAL INVESTMENTS (COST --
  $308,700,226) -- 105.92%..........                                 330,194,641
      LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (5.92)%..................                                 (18,451,364)
                                                                    ------------
 NET ASSETS -- 100.00%..............                                $311,743,277
                                                                    ============

---------
* VARIABLE RATE DEMAND NOTES AND VARIABLE RATE CERTIFICATES OF PARTICIPATION WHICH ARE PAYABLE ON DEMAND. THE MATURITY DATES SHOWN ARE THE NEXT INTEREST RATE RESET DATES; THE INTEREST RATES SHOWN ARE THE CURRENT RATES AS OF FEBRUARY 28, 1998.
# ZERO COUPON BOND, INTEREST RATE REFLECTS YIELD TO MATURITY AT DATE OF
  PURCHASE.
+ PURCHASED ON A FORWARD COMMITMENT BASIS.
(1) ILLIQUID SECURITIES REPRESENTING 3.42% OF NET ASSETS.
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC - FINANCIAL GUARANTY INSURANCE COMPANY
FHA - FEDERAL HOUSING AUTHORITY
FSA - FINANCIAL SECURITY ASSURANCE INCORPORATED
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 1998

 PRINCIPAL
  AMOUNT                                          MATURITY INTEREST
   (000)                                           DATES    RATES      VALUE
 ---------                                        -------- -------- ------------
 MUNICIPAL BONDS AND NOTES -- 104.21%
 ALASKA -- 1.46%
  $ 1,445  ALASKA INDUSTRIAL DEVELOPMENT AND
            EXPORT AUTHORITY POWER REVENUE
            UPPER LYNN CANAL REGIONAL POWER....   01/01/32  5.875%  $  1,454,551
                                                                    ------------
 CALIFORNIA -- 6.74%
      350  DUARTE CALIFORNIA REDEVELOPMENT
            AGENCY TAX ALLOCATION REFUNDING
            DAVIS ADDITION PROJECT.............   09/01/14  6.700        371,949
    3,000  LAKE ELSINORE CALIFORNIA PUBLIC
            FINANCING AUTHORITY LOCAL AGENCY
            REVENUE............................   09/01/20  7.100      3,218,190
    2,975  LONG BEACH AQUARIUM OF THE PACIFIC
            PROJECT............................   07/01/15  6.125      3,115,836
                                                                    ------------
                                                                       6,705,975
                                                                    ------------
 COLORADO -- 4.73%
    1,500  BLACK HAWK COLORADO DEVICE TAX
            REVENUE............................   12/01/21  5.625      1,447,485
    3,000  HYLAND HILLS METROPOLITAN PARK AND
            RECREATION DISTRICT................   12/15/15  6.750      3,256,560
                                                                    ------------
                                                                       4,704,045
                                                                    ------------
 FLORIDA -- 2.30%
    2,035  ESCAMBIA COUNTY POLLUTION CONTROL
            CHAMPION INTERNATIONAL CORPORATION
            PROJECT............................   08/01/22  6.900      2,282,029
                                                                    ------------
 GEORGIA -- 2.70%
    2,500  DEVELOPMENT AUTHORITY OF EFFINGHAM
            COUNTY FORT HOWARD PAPER
            (ASSUMED BY FORT JAMES
            CORPORATION).......................   10/01/05  7.900      2,684,250
                                                                    ------------
 ILLINOIS -- 6.94%
    2,500  ILLINOIS EDUCATIONAL FACILITIES
            AUTHORITY COLUMBIA COLLEGE.........   12/01/17  6.875      2,759,850
      200  ILLINOIS HEALTH FACILITIES AUTHORITY
            REVENUE ELMHURST MEMORIAL HOSPITAL.   03/02/98  3.800*       200,000
      200  ILLINOIS HEALTH FACILITIES AUTHORITY
            REVENUE FRANCISCAN SISTERS.........   03/02/98  3.800*       200,000
    3,000  METROPOLITAN PIER & EXPOSITION
            AUTHORITY (ILLINOIS) MCCORMICK
            PLACE CONVENTION COMPLEX...........   07/01/26  7.000      3,735,750
                                                                    ------------
                                                                       6,895,600
                                                                    ------------
 INDIANA -- 11.26%
    1,300  CRAWFORDSVILLE ECONOMIC DEVELOPMENT
            AUTHORITY KROGER CO................   11/01/12  7.700      1,470,313
    4,000  INDIANA STATE DEVELOPMENT FINANCE
            AUTHORITY INLAND STEEL CORPORATION.   11/01/11  7.250      4,580,360
    2,500  INDIANAPOLIS AIRPORT AUTHORITY
            FEDERAL EXPRESS....................   01/15/17  7.100      2,812,875
      100  INDIANAPOLIS INDIANA RESOURCE
            RECOVERY REVENUE...................   03/02/98  3.700*       100,000
    2,000  WABASH SOLID WASTE DISPOSAL
            JEFFERSON SMURFIT CORPORATION
            PROJECT............................   06/01/26  7.500      2,232,740
                                                                    ------------
                                                                      11,196,288
                                                                    ------------

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                          DATES    RATES      VALUE
 ---------                                       -------- -------- ------------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
 KENTUCKY -- 5.13%
  $ 2,200  ASHLAND SEWAGE AND SOLID WASTE
            ASHLAND INCORPORATED PROJECT......   02/01/22  7.125%  $  2,495,108
    1,250  KENTON COUNTY AIRPORT BOARD DELTA
            AIRLINES..........................   02/01/21  7.125      1,372,663
    1,000  RUSSELL HEALTH FINANCING AUTHORITY
            FRANCISCAN SISTERS OF THE POOR
            HEALTH SYSTEM.....................   07/01/15  8.100      1,234,091
                                                                   ------------
                                                                      5,101,862
                                                                   ------------
 LOUISIANA -- 3.34%
    1,000  POINTE COUPEE PARISH GULF STATES
            UTILITIES.........................   03/01/13  6.700      1,077,010
    2,000  WEST FELICIANA PARISH GULF STATES
            UTILITIES.........................   12/01/14  7.700      2,245,560
                                                                   ------------
                                                                      3,322,570
                                                                   ------------
 MASSACHUSETTS -- 0.98%
      950  AGAWAM RESOURCE RECOVERY
            SPRINGFIELD PROJECT...............   12/01/08  8.500        972,296
                                                                   ------------
 NEW HAMPSHIRE -- 5.11%
    1,690  NEW HAMPSHIRE HIGHER EDUCATIONAL
            AND HEALTH FACILITIES AUTHORITY
            REVENUE NEW HAMPSHIRE COLLEGE.....   01/01/16  6.300      1,804,886
    3,000  NEW HAMPSHIRE INDUSTRIAL
            DEVELOPMENT AUTHORITY CENTRAL
            MAINE POWER COMPANY...............   05/01/14  7.375      3,278,340
                                                                   ------------
                                                                      5,083,226
                                                                   ------------
 NEW JERSEY -- 3.19%
    2,000  NEW JERSEY ECONOMIC DEVELOPMENT
            AUTHORITY VINELAND COGENERATION
            L.P. PROJECT......................   06/01/19  7.875      2,202,520
      900  NEW JERSEY HEALTH CARE FACILITIES
            FINANCING AUTHORITY COLUMBUS
            HOSPITAL..........................   07/01/21  7.500        969,516
                                                                   ------------
                                                                      3,172,036
                                                                   ------------
 NEW MEXICO -- 2.22%
    2,000  CHAVES COUNTY HOSPITAL REVENUE
            BONDS EASTERN NEW MEXICO MEDICAL
            CENTER............................   12/01/22  7.250      2,210,540
                                                                   ------------
 NEW YORK -- 15.56%
      100  NEW YORK CITY......................   03/02/98  3.650*       100,000
      300  NEW YORK CITY (FGIC INSURED).......   03/02/98  3.900*       300,000
      100  NEW YORK CITY (MBIA INSURED).......   03/02/98  3.650*       100,000
    2,800  NEW YORK CITY INDUSTRIAL
            DEVELOPMENT AGENCY AMERICAN
            AIRLINES INCORPORATED.............   08/01/24  6.900      3,143,196
    3,000  NEW YORK CITY INDUSTRIAL
            DEVELOPMENT AGENCY BROOKLYN NAVY
            YARD..............................   10/01/36  5.750      3,093,780
      200  NEW YORK CITY MUNICIPAL WATER
            FINANCE AUTHORITY WATER AND SEWER
            SYSTEMS...........................   03/02/98  3.650*       200,000
    3,870  NEW YORK ENERGY RESEARCH AND
            DEVELOPMENT AUTHORITY LILCO.......   09/01/19  7.150      4,219,113
      400  PORT AUTHORITY NEW YORK AND NEW
            JERSEY SPECIAL OBLIGATION REVENUE.   03/02/98  3.500*       400,000
    3,500  PORT AUTHORITY NEW YORK AND NEW
            JERSEY KENNEDY INTERNATIONAL
            AIRPORT COGENERATION PROJECT 4TH
            INSTALLMENT PROJECT...............   10/01/11  6.750      3,916,465
                                                                   ------------
                                                                     15,472,554
                                                                   ------------

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                          MATURITY INTEREST
   (000)                                           DATES    RATES      VALUE
 ---------                                        -------- -------- ------------
 MUNICIPAL BONDS AND NOTES (CONCLUDED)
 OHIO -- 8.75%
  $ 1,500  CLEVELAND OHIO AIRPORT SPECIAL
            REVENUE CONTINENTAL AIRLINES
            INCORPORATED.......................   09/15/27  5.375%  $  1,467,570
    4,000  CLEVELAND OHIO AIRPORT SPECIAL
            REVENUE REFUNDING CONTINENTAL
            AIRLINES INCORPORATED+.............   12/01/08  5.500      3,976,280
    3,000  DAYTON EMERY AIR FREIGHT............   10/01/09  6.200      3,251,250
                                                                    ------------
                                                                       8,695,100
                                                                    ------------
 PENNSYLVANIA -- 2.80%
    1,500  BEAVER COUNTY INDUSTRIAL DEVELOPMENT
            AUTHORITY TOLEDO EDISON............   05/01/20  7.750      1,745,115
    1,000  NORTHEASTERN PENNSYLVANIA HOSPITAL
            AND EDUCATION AUTHORITY COLLEGE
            REVENUE............................   07/15/18  6.000      1,038,530
                                                                    ------------
                                                                       2,783,645
                                                                    ------------
 SOUTH CAROLINA -- 1.89%
    1,750  MYRTLE BEACH CERTIFICATES OF
            PARTICIPATION CONVENTION CENTER
            PROJECT............................   07/01/17  6.875      1,882,020
                                                                    ------------
 TEXAS -- 4.05%
    2,000  HARRIS COUNTY TEXAS LEASE AGREEMENT.   05/01/14  5.800      2,000,000
    1,875  EL PASO INTERNATIONAL AIRPORT
            MARRIOTT HOTEL.....................   03/01/22  7.875      2,023,725
                                                                    ------------
                                                                       4,023,725
                                                                    ------------
 UTAH -- 2.77%
    2,500  TOOELE COUNTY UTAH HAZARDOUS WASTE
            DISPOSAL REVENUE...................   08/01/10  6.750      2,749,600
                                                                    ------------
 VIRGINIA -- 4.10%
    1,175  LOUDOUN COUNTY INDUSTRIAL
            DEVELOPMENT AUTHORITY DULLES
            AIRPORT MARRIOTT HOTEL.............   09/01/15  7.125      1,305,296
    2,500  PITTSYLVANIA COUNTY VIRGINIA
            INDUSTRIAL DEVELOPMENT AUTHORITY
            REVENUE(1).........................   01/01/14  7.500      2,768,125
                                                                    ------------
                                                                       4,073,421
                                                                    ------------
 WASHINGTON -- 1.87%
    1,500  PILCHUCK DEVELOPMENT PUBLIC
            CORPORATION REVENUE SPECIAL
            FACILITIES AIRPORT REVENUE.........   08/01/23  6.000      1,559,985
      100  WASHINGTON STATE HEALTH CARE
            FACILITIES AUTHORITY REVENUE.......   03/02/98  3.700*       100,000
      200  WASHINGTON STATE HEALTH CARE
            FACILITIES FRED HUTCHINSON CANCER
            CENTER.............................   03/02/98  3.700*       200,000
                                                                    ------------
                                                                       1,859,985
                                                                    ------------
 WEST VIRGINIA -- 2.22%
    1,900  HARRISON COUNTY COMMERCIAL
            DEVELOPMENT BONDS KROGER COMPANY...   11/01/14  8.100      2,204,513
                                                                    ------------
 WISCONSIN -- 4.10%
    3,900  JANESVILLE INDUSTRIAL DEVELOPMENT
            REVENUE BONDS SIMMONS MANUFACTURING
            COMPANY PARAMOUNT COMMUNICATIONS...   10/15/17  7.000      4,080,102
                                                                    ------------
      TOTAL INVESTMENTS (COST -- $97,197,808) --
  104.21%.......................................                     103,609,933
        LIABILITIES IN EXCESS OF OTHER ASSETS --
  (4.21)%.......................................                     (4,186,306)
                                                                    ------------
 NET ASSETS -- 100.00%..........................                    $ 99,423,627
                                                                    ============

---------
* VARIABLE RATE DEMAND NOTES AND VARIABLE RATE CERTIFICATES OF PARTICIPATION WHICH ARE PAYABLE ON DEMAND. THE MATURITY DATES SHOWN ARE THE NEXT INTEREST RATE RESET DATES; THE INTEREST RATES SHOWN ARE THE CURRENT RATES AS OF FEBRUARY 28, 1998.
(1) ILLIQUID SECURITIES REPRESENTING 2.78% OF NET ASSETS.
+ PURCHASED ON A FORWARD COMMITMENT BASIS.
FGIC - FINANCIAL GUARANTY INSURANCE COMPANY
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 1998

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- -----------
 MUNICIPAL BONDS AND NOTES -- 98.91%
  $1,500   NEW YORK CITY...........         08/01/17           5.375%     $ 1,511,400
   1,000   NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS
            BROOKLYN NAVY YARD.....         10/01/36           5.750        1,031,260
   2,000   NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS JAPAN
            AIRLINES COMPANY.......         11/01/15           6.000        2,151,620
     600   NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE (FGIC INSURED).         06/15/30           5.125          588,348
   1,000   NEW YORK STATE (AMBAC
            INSURED)...............         06/15/10           6.000        1,097,680
     980   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            LONG ISLAND LIGHTING...   12/01/20 TO 02/01/22     7.150        1,068,406
     400   NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            STATE WATER POLLUTION
            CONTROL................         06/15/10           7.250          445,627
      10   NEW YORK STATE HOUSING
            FINANCE AGENCY.........         09/15/12           7.300           11,108
   1,500   TRIBOROUGH BRIDGE AND
            TUNNEL AUTHORITY.......   01/01/12 TO 01/01/17 5.500 TO 6.000   1,661,725
   1,200   PORT AUTHORITY OF NEW
            YORK & NEW JERSEY......         03/02/98           3.400*       1,200,000
   1,705   METROPOLITAN
            TRANSPORTATION
            AUTHORITY..............   07/01/11 TO 07/01/17 5.500 TO 6.250   1,809,047
     400   METROPOLITAN
            TRANSPORTATION
            AUTHORITY (MBIA
            INSURED)...............         01/01/08           6.875          427,884
   1,000   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            CITY UNIVERSITY OF NEW
            YORK...................         07/01/16           5.625        1,064,460
     450   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            COLGATE UNIVERSITY
            (MBIA INSURED).........         07/01/16           6.000          506,493
      40   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            FORDHAM UNIVERSITY
            (AMBAC INSURED)........         07/01/15           7.200           43,394
     700   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            STATE UNIVERSITY OF NEW
            YORK...................         05/15/16           7.000          752,542
     800   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            CENTRAL HUDSON GAS &
            ELECTRIC (FGIC
            INSURED)...............         10/01/14           7.375          861,456
   2,400   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            CONSOLIDATED EDISON
            COMPANY................         08/15/20           6.100        2,609,304
     250   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            NIAGARA MOHAWK (FGIC
            INSURED)...............         10/01/13           6.625          272,833
   1,500   NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            SPRING VALLEY WATER
            (AMBAC INSURED)........         08/01/24           6.150        1,643,850
   1,500   NEW YORK STATE LOCAL
            GOVERNMENT ASSISTANCE
            CORPORATION+...........         04/01/20           6.500        1,634,145
     570   NEW YORK STATE MEDICAL
            CARE FACILITIES
            HOSPITAL AND NURSING
            (FHA INSURED)..........         02/15/09           7.500          598,853
   1,500   NEW YORK STATE MEDICAL
            CARE FACILITIES
            HOSPITAL AND NURSING
            (HUNTINGTON HOSPITAL)..         11/01/14           6.500        1,635,765
   1,000   NEW YORK STATE POWER
            AUTHORITY REVENUE &
            GENERAL PURPOSE........         01/01/20           6.000        1,030,940
   2,000   NEW YORK STATE THRUWAY
            AUTHORITY HIGHWAY &
            BRIDGE TRUST FUND......         04/01/14           6.000        2,153,160
   1,500   NEW YORK STATE URBAN
            DEVELOPMENT
            CORPORATION............   01/01/04 TO 04/01/05 6.250 TO 6.400   1,644,140
   1,000   PORT AUTHORITY OF NEW
            YORK & NEW JERSEY
            KENNEDY INTERNATIONAL
            AIRPORT COGENERATION
            PROJECT................         10/01/11           6.750        1,118,990
   1,000   ERIE COUNTY WATER
            REVENUE AUTHORITY
            (AMBAC INSURED)........         12/01/14           6.750        1,176,950
   1,730   NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS
            LIGHTHOUSE PROJECT.....         07/01/22           6.500        1,857,276
     545   NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE................         06/15/12           7.100          599,353
   1,500   NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE (MBIA INSURED).         06/15/27           5.500        1,549,920
   2,100   NEW YORK CITY (FGIC
            INSURED)...............         02/15/26           5.500        2,168,271
   1,025   NIAGARA FALLS (FGIC
            INSURED)...............         06/15/08           5.500        1,090,723
   1,250   ONEIDA HERKIMER WASTE
            MANAGEMENT AUTHORITY...         04/01/14           6.750        1,353,912
   2,700   PUERTO RICO COMMONWEALTH
            HIGHWAY &
            TRANSPORTATION
            AUTHORITY..............   07/01/13 TO 07/01/36 5.000 TO 6.250   2,795,809
     785   PUERTO RICO INDUSTRIAL
            MEDICAL & ENVIRONMENTAL
            AUTHORITY WARNER
            LAMBERT................         05/01/14           7.600          838,875
                                                                          -----------
          TOTAL INVESTMENTS (COST --
  $40,900,751) -- 98.91%............                                       44,005,519
           OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 1.09%...............                                          483,886
                                                                          -----------
 NET ASSETS -- 100.00%..............                                      $44,489,405
                                                                          ===========

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
---------
* VARIABLE RATE DEMAND NOTE IS PAYABLE ON DEMAND. THE MATURITY DATE SHOWN IS THE NEXT INTEREST RATE RESET DATE, THE INTEREST RATE SHOWN IS THE CURRENT RATE AS OF FEBRUARY 28, 1998.
+ SECURITY WAS PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC - FINANCIAL GUARANTY INSURANCE COMPANY
FHA - FEDERAL HOUSING AUTHORITY
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE

FUTURES CONTRACTS

 NUMBER OF         OUTSTANDING LONG              IN      EXPIRATION  UNREALIZED
 CONTRACTS        FUTURES CONTRACTS         EXCHANGE FOR    DATE    DEPRECIATION
 ---------        -----------------         ------------ ---------- ------------
    123    MUNICIPAL BOND FUTURES.........   $  618,594    MAR 98     $ (2,657)
    243    30 YEAR U.S. TREASURY BONDS....    1,219,562    MAR 98      (11,750)
                                                                      --------
                                                                      $(14,407)
                                                                      ========




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER
STATEMENTS OF ASSETS AND LIABILITIES                           FEBRUARY 28, 1998

                             CALIFORNIA    NATIONAL    MUNICIPAL     NEW YORK
                              TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                            INCOME FUND  INCOME FUND  INCOME FUND   INCOME FUND
                            ------------ ------------ ------------  -----------
ASSETS
INVESTMENTS IN SECURITIES,
 AT VALUE (COST--
 $145,826,994,
 $308,700,226, $97,197,808
 AND $40,900,751
 RESPECTIVELY)............  $152,669,917 $330,194,641 $103,609,933  $44,005,519
CASH......................        57,100       60,616       25,301       92,752
RECEIVABLE FOR INVESTMENTS
 SOLD.....................     1,843,377          --           --           --
INTEREST RECEIVABLE.......     2,537,232    4,100,919    1,620,140      572,861
RECEIVABLE FOR SHARES OF
 BENEFICIAL INTEREST SOLD.       198,761      512,419      296,909      119,093
VARIATION MARGIN
 RECEIVABLE...............           --           --           --         2,813
OTHER ASSETS..............        34,086      115,932       86,813       36,779
                            ------------ ------------ ------------  -----------
TOTAL ASSETS..............   157,340,473  334,984,527  105,639,096   44,829,817
                            ------------ ------------ ------------  -----------
LIABILITIES
PAYABLE FOR INVESTMENTS
 PURCHASED................  $  1,918,128 $ 21,366,630 $  5,475,239          --
DIVIDENDS PAYABLE.........       459,344      470,512      336,408  $   136,960
PAYABLE FOR SHARES OF
 BENEFICIAL INTEREST
 REPURCHASED..............       402,877      708,911      135,423       75,626
PAYABLE TO AFFILIATES.....       223,019      218,138       83,209       34,756
ACCRUED EXPENSES AND OTHER
 LIABILITIES..............       115,011      477,059      185,190       93,070
                            ------------ ------------ ------------  -----------
TOTAL LIABILITIES.........     3,118,379   23,241,250    6,215,469      340,412
                            ------------ ------------ ------------  -----------
NET ASSETS
BENEFICIAL INTEREST--
 $0.001 PAR VALUE
 (UNLIMITED AMOUNT
 AUTHORIZED)..............   145,573,435  289,549,798   93,648,945   41,469,547
ACCUMULATED NET REALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS AND FUTURES
 TRANSACTIONS.............     1,792,142      699,064     (637,443)     (70,503)
NET UNREALIZED
 APPRECIATION OF
 INVESTMENTS AND FUTURES..     6,856,517   21,494,415    6,412,125    3,090,361
                            ------------ ------------ ------------  -----------
NET ASSETS................  $154,222,094 $311,743,277 $ 99,423,627  $44,489,405
                            ============ ============ ============  ===========
CLASS A:
NET ASSETS................  $120,803,505 $229,040,279 $ 59,288,382  $23,694,332
                            ------------ ------------ ------------  -----------
SHARES OUTSTANDING........    10,610,345   19,129,920    5,408,023    2,130,443
                            ------------ ------------ ------------  -----------
NET ASSET VALUE AND
 REDEMPTION VALUE PER
 SHARE....................        $11.39       $11.97       $10.96       $11.12
                                  ======       ======       ======       ======
MAXIMUM OFFERING PRICE PER
 SHARE (NET ASSET VALUE
 PLUS SALES CHARGE OF
 4.00% OF OFFERING PRICE).        $11.86       $12.47       $11.42       $11.58
                                  ======       ======       ======       ======
CLASS B:
NET ASSETS................  $ 16,782,655 $ 32,814,958 $ 18,097,107  $ 7,829,153
                            ------------ ------------ ------------  -----------
SHARES OUTSTANDING........     1,472,988    2,741,658    1,651,414      704,159
                            ------------ ------------ ------------  -----------
NET ASSET VALUE AND
 OFFERING PRICE PER SHARE.        $11.39       $11.97       $10.96       $11.12
                                  ======       ======       ======       ======
CLASS C:
NET ASSETS................  $ 16,521,821 $ 49,647,322 $ 21,981,679  $12,965,920
                            ------------ ------------ ------------  -----------
SHARES OUTSTANDING........     1,452,108    4,146,986    2,005,560    1,165,570
                            ------------ ------------ ------------  -----------
NET ASSET VALUE AND
 OFFERING PRICE PER SHARE.        $11.38       $11.97       $10.96       $11.12
                                  ======       ======       ======       ======
CLASS Y:
NET ASSETS................  $    114,113 $    240,718 $     56,459
                            ------------ ------------ ------------
SHARES OUTSTANDING........        10,025       20,101        5,148
                            ------------ ------------ ------------
NET ASSET VALUE, OFFERING
 PRICE AND REDEMPTION
 VALUE PER SHARE..........        $11.38       $11.98       $10.97
                                  ======       ======       ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER
STATEMENT OF OPERATIONS

                                  FOR THE YEAR ENDED FEBRUARY 28, 1998
                             --------------------------------------------------
                             CALIFORNIA    NATIONAL     MUNICIPAL    NEW YORK
                              TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                             INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND
                             -----------  -----------  -----------  -----------
INVESTMENT INCOME:
INTEREST.................... $ 8,614,338  $18,710,976  $5,850,176   $2,542,178
                             -----------  -----------  ----------   ----------
EXPENSES:
INVESTMENT ADVISORY AND
 ADMINISTRATION.............     776,955    1,634,990     551,107      264,754
SERVICE FEES--CLASS A.......     299,711      593,783     136,456       56,124
SERVICE AND DISTRIBUTION
 FEES--CLASS B..............     185,535      364,267     183,553       85,494
SERVICE AND DISTRIBUTION
 FEES--CLASS C..............     127,095      396,151     141,828       98,452
CUSTODY AND ACCOUNTING......      86,243      196,787      51,546       20,020
LEGAL AND AUDIT.............      85,080       95,937      87,591       58,720
STATE REGISTRATION..........      54,315       67,165      56,757       44,602
TRANSFER AGENCY AND SERVICE
 FEES.......................      49,394      142,757      62,492       21,920
REPORTS AND NOTICES TO
 SHAREHOLDERS...............      41,157      149,089      50,802       24,875
TRUSTEES' FEES..............      10,500       10,500      10,500       10,500
OTHER EXPENSES..............      41,542       17,144      21,698       11,373
                             -----------  -----------  ----------   ----------
                               1,757,527    3,668,570   1,354,330      696,834
LESS: FEE WAIVERS FROM
 ADVISER....................         --           --          --      (117,350)
                             -----------  -----------  ----------   ----------
NET EXPENSES................   1,757,527    3,668,570   1,354,330      579,484
                             -----------  -----------  ----------   ----------
NET INVESTMENT INCOME.......   6,856,811   15,042,406   4,495,846    1,962,694
                             -----------  -----------  ----------   ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENT ACTIVITIES:
NET REALIZED GAINS (LOSSES)
 FROM:
 INVESTMENT TRANSACTIONS....   5,616,954    8,445,076   1,065,161      820,150
 FUTURES CONTRACTS..........    (314,233)    (370,825)       (323)      20,255
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION
 OF:
 INVESTMENTS................   1,160,476    5,686,557   3,836,633    1,028,322
 FUTURES....................      13,594          --          --       (14,407)
                             -----------  -----------  ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS FROM INVESTMENT
 ACTIVITIES.................   6,476,791   13,760,808   4,901,471    1,854,320
                             -----------  -----------  ----------   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.. $13,333,602  $28,803,214  $9,397,317   $3,817,014
                             ===========  ===========  ==========   ==========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                          FEBRUARY 28,
                                                    --------------------------
                                                        1998          1997
                                                    ------------  ------------
FROM OPERATIONS:
NET INVESTMENT INCOME.............................. $  6,856,811  $  8,486,514
NET REALIZED GAINS FROM INVESTMENTS AND FUTURES
 TRANSACTIONS......................................    5,302,721       654,917
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
 OF INVESTMENTS AND FUTURES........................    1,174,070    (3,028,942)
                                                    ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS........................................   13,333,602     6,112,489
                                                    ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME--CLASS A.....................   (5,468,084)   (6,690,592)
NET INVESTMENT INCOME--CLASS B.....................     (702,870)     (957,662)
NET INVESTMENT INCOME--CLASS C.....................     (685,475)     (838,260)
NET INVESTMENT INCOME--CLASS Y.....................         (382)          --
                                                    ------------  ------------
TOTAL DIVIDENDS TO SHAREHOLDERS....................   (6,856,811)   (8,486,514)
                                                    ------------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES...............   13,562,128     8,838,812
COST OF SHARES REPURCHASED.........................  (34,717,050)  (46,089,161)
PROCEEDS FROM DIVIDENDS REINVESTED.................    3,292,864     4,217,037
                                                    ------------  ------------
NET DECREASE IN NET ASSETS DERIVED FROM BENEFICIAL
 INTEREST TRANSACTIONS.............................  (17,862,058)  (33,033,312)
                                                    ------------  ------------
NET DECREASE IN NET ASSETS.........................  (11,385,267)  (35,407,337)
NET ASSETS:
BEGINNING OF YEAR..................................  165,607,361   201,014,698
                                                    ------------  ------------
END OF YEAR........................................ $154,222,094  $165,607,361
                                                    ============  ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                           FEBRUARY 28,
                                                    ---------------------------
                                                        1998          1997
                                                    ------------  -------------
FROM OPERATIONS:
NET INVESTMENT INCOME.............................  $ 15,042,406  $  18,925,055
NET REALIZED GAIN (LOSS) FROM INVESTMENTS AND
 FUTURES TRANSACTIONS ............................     8,074,251     (2,590,396)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
 OF INVESTMENTS...................................     5,686,557     (1,953,998)
                                                    ------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................    28,803,214     14,380,661
                                                    ------------  -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME--CLASS A....................   (11,333,618)   (14,156,747)
NET INVESTMENT INCOME--CLASS B....................    (1,448,904)    (1,889,671)
NET INVESTMENT INCOME--CLASS C....................    (2,247,870)    (2,864,344)
NET INVESTMENT INCOME--CLASS Y....................       (12,014)       (14,293)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS--
 CLASS A..........................................    (1,614,300)           --
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS--
 CLASS B..........................................      (234,614)           --
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS--
 CLASS C..........................................      (351,055)           --
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS--
 CLASS Y..........................................        (1,632)           --
                                                    ------------  -------------
TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.   (17,244,007)   (18,925,055)
                                                    ------------  -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES..............    18,067,615    105,046,487
COST OF SHARES REPURCHASED........................   (93,133,232)  (190,976,675)
PROCEEDS FROM DIVIDENDS REINVESTED................    10,977,802     11,884,626
                                                    ------------  -------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL
 INTEREST TRANSACTIONS............................   (64,087,815)   (74,045,562)
                                                    ------------  -------------
NET DECREASE IN NET ASSETS........................   (52,528,608)   (78,589,956)
NET ASSETS:
BEGINNING OF YEAR.................................   364,271,885    442,861,841
                                                    ------------  -------------
END OF YEAR.......................................  $311,743,277  $ 364,271,885
                                                    ============  =============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                          FEBRUARY 28,
                                                    --------------------------
                                                        1998          1997
                                                    ------------  ------------
FROM OPERATIONS:
NET INVESTMENT INCOME.............................. $  4,495,846  $  4,828,287
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS.....    1,064,838     1,153,507
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
 OF INVESTMENTS....................................    3,836,633      (474,646)
                                                    ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS........................................    9,397,317     5,507,148
                                                    ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME--CLASS A.....................   (2,812,137)   (2,920,065)
NET INVESTMENT INCOME--CLASS B.....................     (806,054)     (997,782)
NET INVESTMENT INCOME--CLASS C.....................     (877,465)     (910,440)
NET INVESTMENT INCOME--CLASS Y.....................         (190)          --
                                                    ------------  ------------
TOTAL DIVIDENDS TO SHAREHOLDERS....................   (4,495,846)   (4,828,287)
                                                    ------------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES...............   36,280,293    10,286,482
COST OF SHARES REPURCHASED.........................  (33,150,701)  (26,447,595)
PROCEEDS FROM DIVIDENDS REINVESTED.................    2,406,603     2,620,432
                                                    ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 BENEFICIAL INTEREST TRANSACTIONS..................    5,536,195   (13,540,681)
                                                    ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS..............   10,437,666   (12,861,820)
NET ASSETS:
BEGINNING OF YEAR..................................   88,985,961   101,847,781
                                                    ------------  ------------
END OF YEAR........................................ $ 99,423,627  $ 88,985,961
                                                    ============  ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                           FEBRUARY 28,
                                                     -------------------------
                                                        1998          1997
                                                     -----------  ------------
FROM OPERATIONS:
NET INVESTMENT INCOME............................... $ 1,962,694  $  2,401,465
NET REALIZED GAINS FROM INVESTMENTS AND FUTURES
 TRANSACTIONS.......................................     840,405       469,607
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
 OF INVESTMENTS AND FUTURES.........................   1,013,915      (901,550)
                                                     -----------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................   3,817,014     1,969,522
                                                     -----------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME--CLASS A......................  (1,065,025)   (1,280,146)
NET INVESTMENT INCOME--CLASS B......................    (340,912)     (425,371)
NET INVESTMENT INCOME--CLASS C......................    (556,757)     (695,948)
                                                     -----------  ------------
TOTAL DIVIDENDS TO SHAREHOLDERS.....................  (1,962,694)   (2,401,465)
                                                     -----------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES................   6,314,160     2,580,008
COST OF SHARES REPURCHASED.......................... (11,342,623)  (15,737,969)
PROCEEDS FROM DIVIDENDS REINVESTED..................   1,255,238     1,553,231
                                                     -----------  ------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL INTEREST
 TRANSACTIONS.......................................  (3,773,225)  (11,604,730)
                                                     -----------  ------------
NET DECREASE IN NET ASSETS..........................  (1,918,905)  (12,036,673)
NET ASSETS:
BEGINNING OF YEAR...................................  46,408,310    58,444,983
                                                     -----------  ------------
END OF YEAR......................................... $44,489,405  $ 46,408,310
                                                     ===========  ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified man-agement investment company, respectively. Mutual Fund Trust has two series:
PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund") and PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").
 Currently, each Fund offers Class A, Class B, Class C and Class Y shares (no Class Y shares were outstanding during the period for New York Tax-Free Income
Fund). Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend re-invested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, ex-cept that each class has exclusive voting rights with respect to its service and/or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Where market quotations are readily available, port-folio securities are valued thereon, provided such quotations adequately re-flect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix system, or based upon ap-praisals derived from information concerning those securities or similar secu-rities received from recognized dealers in those securities. All other securi-ties are valued at fair value as determined in good faith by or under the di-rection of each Trust's board of trustees. The amortized cost method of valua-tion, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the respective Trust's board of trustees determines that this does not represent fair value.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as ad-justments to interest income and the identified cost of securities.
 Income and expenses (excluding class-specific expenses) are allocated propor-tionately to each class of shares based upon the relative value of dividend el-igible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for

NOTES TO FINANCIAL STATEMENTS
current capital share activity of the respective class). Class-specific ex-penses are charged directly to the applicable class of shares.
 Futures Contracts--Upon entering into a financial futures contract, the Funds are required to pledge to a broker an amount of cash and/or municipal securi-ties equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation mar-gin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.
 Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts in strategies intended to enhance in-come or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment, temporary differ-ences do not require reclassification.
CONCENTRATION OF RISK
 Each Fund follows an investment policy of investing primarily in municipal ob-ligations of various states except for California Tax-Free Income Fund and New York Tax-Free Income Fund which invest solely in municipal obligations of their respective states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by those Funds.
BANK LINE OF CREDIT
 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection there-with, each Fund has agreed to pay a commitment fee, pro rata, based on the rel-ative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended February 28, 1998, the Funds did not borrow under the Facil-ity.
INVESTMENT ADVISER AND ADMINISTRATOR
 Each Trust's board of trustees has approved an Investment Advisory and Admin-istration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's and National Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High Income Fund's and New York Tax-Free Income Fund's average daily net as-sets. At February 28, 1998, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $125,749, $120,182,

NOTES TO FINANCIAL STATEMENTS
$45,650 and $16,907, respectively, in investment advisory and administration fees. During the year ended February 28, 1998 Mitchell Hutchins voluntarily waived $101,675 in investment advisory and administration fees from the New York Tax-Free Income Fund.
DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At February 28, 1998, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $97,270, $97,956, $37,559 and $17,849, respectively, in service and distribution fees. For the year ended February 28, 1998, Mitchell Hutchins voluntarily waived $13,884 in service and distribution fees from New York Tax-Free Income Fund.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that, for the year ended February 28, 1998, it earned $145,737, $201,738, $210,046 and $74,056 in sales charges for the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respective-ly.
TRANSFER AGENCY SERVICE FEES
 Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these serv-ices for the period ended July 31, 1997, PaineWebber earned $5,924, $15,757, $5,104 and $2,077 from California Tax-Free Income Fund, National Tax-Free In-come Fund, Municipal High Income Fund and New York Tax-Free Income Fund, re-spectively. For the period ended July 31, 1997, PaineWebber voluntarily waived $1,791 in transfer agency service fees from New York Tax-Free Income Fund.
 Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the seven months ended February 28, 1998, PaineWebber received from PFPC Inc., not the Funds, approximately 47%, 47%, 47% and 39% of the total transfer agency and related service fees collected by PFPC Inc. from the Cali-fornia Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High In-come Fund and New York Tax-Free Income Fund, respectively.
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at February 28, 1998, was substantially the same as the cost of securities for financial state-ment purposes.
 At February 28, 1998, the components of net unrealized appreciation of invest-ments were as follows:

                                CALIFORNIA    NATIONAL     MUNICIPAL    NEW YORK
                                 TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                                INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND
                                -----------  -----------  -----------  -----------
GROSS APPRECIATION
 (INVESTMENTS HAVING AN EXCESS
 OF VALUE OVER COST)..........  $6,937,444   $21,858,036  $6,463,240   $3,130,896
GROSS DEPRECIATION
 (INVESTMENTS HAVING AN EXCESS
 OF COST OVER VALUE)..........     (94,521)     (363,621)    (51,115)     (26,128)
                                ----------   -----------  ----------   ----------
NET UNREALIZED APPRECIATION OF
 INVESTMENTS..................  $6,842,923   $21,494,415  $6,412,125   $3,104,768
                                ==========   ===========  ==========   ==========

NOTES TO FINANCIAL STATEMENTS

 For the year ended February 28, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                CALIFORNIA    NATIONAL    MUNICIPAL   NEW YORK
                                 TAX-FREE     TAX-FREE      HIGH      TAX-FREE
                               INCOME FUND  INCOME FUND  INCOME FUND INCOME FUND
                               ------------ ------------ ----------- -----------
PURCHASES..................... $162,490,214 $261,363,775 $28,797,423 $14,871,698
SALES......................... $172,377,024 $307,656,575 $19,541,762 $19,318,460

FEDERAL TAX STATUS
 Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code appli-cable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.
 At February 28, 1998, the Funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regula-tions, of future net realized capital gains which expire as follows:

 FISCAL                                       NATIONAL    MUNICIPAL   NEW YORK
 YEAR                                         TAX-FREE      HIGH      TAX-FREE
ENDING                                       INCOME FUND INCOME FUND INCOME FUND
-------                                      ----------- ----------- -----------
 2002.......................................  $525,367         --          --
 2003.......................................   549,124    $636,475         --
 2004.......................................       --          --      $84,444

 The capital loss carryforwards of National Tax-Free Income Fund of $1,074,491 relate to its acquisition on November 3, 1995, of Mitchell Hutchins/Kidder, Peabody Municipal Bond Fund, and may be limited to its use by the Internal Revenue Code.
 To the extent that any such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS
SHARES OF BENEFICIAL INTEREST
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                           CLASS A                    CLASS B                   CLASS C               CLASS Y
                  --------------------------  ------------------------  ------------------------  -----------------
                    SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT     SHARES   AMOUNT
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  ---------
CALIFORNIA TAX-
 FREE INCOME
 FUND
YEAR ENDED
 FEBRUARY 28,
 1998:
SHARES SOLD.....      604,741  $   6,701,864     397,907  $  4,439,963     207,563  $  2,305,833  10,024  $ 114,468
SHARES
 REPURCHASED....   (2,270,152)   (24,980,957)   (467,813)   (5,173,426)   (410,922)   (4,562,667)    --         --
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........      402,000      4,486,891    (401,712)   (4,486,891)        --            --      --         --
DIVIDENDS
 REINVESTED.....      231,610      2,563,302      26,668       295,042      39,292       434,505       1         15
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  ---------
NET INCREASE
 (DECREASE).....   (1,031,801) $ (11,228,900)   (444,950) $ (4,925,312)   (164,067) $ (1,822,329) 10,025  $ 114,483
                  ===========  =============  ==========  ============  ==========  ============  ======  =========
YEAR ENDED
 FEBRUARY 28,
 1997:
SHARES SOLD.....      510,488  $   5,504,522     131,234  $  1,418,045     178,083  $  1,916,245
SHARES
 REPURCHASED....   (2,963,291)   (31,999,497)   (681,970)   (7,362,837)   (625,668)   (6,726,827)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........       34,172        369,695     (34,152)     (369,695)        --            --
DIVIDENDS
 REINVESTED.....      300,002      3,229,518      39,223       422,345      52,550       565,174
                  -----------  -------------  ----------  ------------  ----------  ------------
NET DECREASE....   (2,118,629) $ (22,895,762)   (545,665) $ (5,892,142)   (395,035) $ (4,245,408)
                  ===========  =============  ==========  ============  ==========  ============
                           CLASS A                    CLASS B                   CLASS C               CLASS Y
                  --------------------------  ------------------------  ------------------------  -----------------
                    SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT     SHARES   AMOUNT
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  ---------
NATIONAL TAX-
 FREE INCOME
 FUND
YEAR ENDED
 FEBRUARY 28,
 1998:
SHARES SOLD.....      790,828  $   9,264,660     324,437  $  3,830,210     418,821  $  4,968,154     382  $   4,591
SHARES
 REPURCHASED....   (5,657,653)   (66,075,561)   (711,875)   (8,329,771) (1,597,464)  (18,695,987) (2,717)   (31,913)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........      491,034      5,796,285    (491,190)   (5,796,285)        --            --      --         --
DIVIDENDS
 REINVESTED.....      697,788      8,211,507      73,674       865,770     160,340     1,886,769   1,169     13,756
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  ---------
NET DECREASE....   (3,678,003) $ (42,803,109)   (804,954) $ (9,430,076) (1,018,303) $(11,841,064) (1,166) $ (13,566)
                  ===========  =============  ==========  ============  ==========  ============  ======  =========
YEAR ENDED
 FEBRUARY 28,
 1997:
SHARES SOLD.....    8,619,128  $  97,801,970     253,262  $  2,877,367     381,333  $  4,367,150     --         --
SHARES
 REPURCHASED....  (13,822,729)  (157,206,321) (1,118,597)  (12,708,618) (1,842,002)  (20,956,425) (9,251) $(105,311)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........      107,309      1,229,690    (107,317)   (1,229,690)        --            --      --         --
DIVIDENDS
 REINVESTED.....      775,209      8,810,453      91,161     1,035,371     178,183     2,024,390   1,269     14,412
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  ---------
NET DECREASE....   (4,321,083) $ (49,364,208)   (881,491) $(10,025,570) (1,282,486) $(14,564,885) (7,982) $ (90,899)
                  ===========  =============  ==========  ============  ==========  ============  ======  =========

CALIFORNIA TAX-
 FREE INCOME
 FUND
YEAR ENDED
 FEBRUARY 28,
 1998:
SHARES SOLD.....
SHARES
 REPURCHASED....
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........
DIVIDENDS
 REINVESTED.....
NET INCREASE
 (DECREASE).....
YEAR ENDED
 FEBRUARY 28,
 1997:
SHARES SOLD.....
SHARES
 REPURCHASED....
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........
DIVIDENDS
 REINVESTED.....
NET DECREASE....
NATIONAL TAX-
 FREE INCOME
 FUND
YEAR ENDED
 FEBRUARY 28,
 1998:
SHARES SOLD.....
SHARES
 REPURCHASED....
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........
DIVIDENDS
 REINVESTED.....
NET DECREASE....
YEAR ENDED
 FEBRUARY 28,
 1997:
SHARES SOLD.....
SHARES
 REPURCHASED....
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........
DIVIDENDS
 REINVESTED.....
NET DECREASE....

NOTES TO FINANCIAL STATEMENTS
SHARES OF BENEFICIAL INTEREST (CONCLUDED)

                                  CLASS A                 CLASS B                CLASS C             CLASS Y
                          ------------------------  ---------------------  ---------------------  --------------
                            SHARES       AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT     SHARES AMOUNT
                          ----------  ------------  --------  -----------  --------  -----------  ------ -------
MUNICIPAL HIGH INCOME
 FUND
YEAR ENDED FEBRUARY 28,
 1998
SHARES SOLD.............   1,906,110  $ 20,357,250   509,880  $ 5,442,014   972,763  $10,424,502  5,148  $56,527
SHARES REPURCHASED......  (1,966,391)  (20,938,926) (497,305)  (5,255,099) (650,234)  (6,956,676)   --       --
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....     265,783     2,862,043  (265,859)  (2,862,043)      --           --     --       --
DIVIDENDS REINVESTED ...     141,754     1,506,999    34,673      367,839    49,986      531,765    --       --
                          ----------  ------------  --------  -----------  --------  -----------  -----  -------
NET INCREASE (DECREASE).     347,256  $  3,787,366  (218,611) $(2,307,289)  372,515  $ 3,999,591  5,148  $56,527
                          ==========  ============  ========  ===========  ========  ===========  =====  =======
YEAR ENDED FEBRUARY 28,
 1997:
SHARES SOLD.............     536,992  $  5,536,346   175,425  $ 1,795,292   286,992  $ 2,954,844
SHARES REPURCHASED......  (1,250,644)  (12,777,454) (617,828)  (6,305,194) (721,045)  (7,364,947)
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....      52,173       535,183   (52,179)    (535,183)      --           --
DIVIDENDS REINVESTED ...     156,542     1,601,417    44,526      455,296    55,120      563,719
                          ----------  ------------  --------  -----------  --------  -----------
NET DECREASE............    (504,937) $ (5,104,508) (450,056) $(4,589,789) (378,933) $(3,846,384)
                          ==========  ============  ========  ===========  ========  ===========
NEW YORK TAX-FREE INCOME
 FUND
YEAR ENDED FEBRUARY 28,
 1998
SHARES SOLD.............     271,157  $  2,968,588   128,934  $ 1,401,336   178,559  $ 1,944,236
SHARES REPURCHASED......    (537,864)   (5,807,507) (167,802)  (1,802,368) (344,249)  (3,732,748)
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....     160,156     1,751,710  (160,220)  (1,751,710)      --           --
DIVIDENDS REINVESTED....      63,418       685,618    14,976      161,650    37,730      407,970
                          ----------  ------------  --------  -----------  --------  -----------
NET DECREASE............     (43,133) $   (401,591) (184,112) $(1,991,092) (127,960) $(1,380,542)
                          ==========  ============  ========  ===========  ========  ===========
YEAR ENDED FEBRUARY 28,
 1997:
SHARES SOLD.............      88,199  $    925,277    88,876  $   938,568    67,988  $   716,163
SHARES REPURCHASED......    (680,523)   (7,153,673) (324,941)  (3,422,517) (489,556)  (5,161,779)
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....       5,504        58,218    (5,504)     (58,218)      --           --
DIVIDENDS REINVESTED ...      77,051       812,033    21,753      229,150    48,603      512,048
                          ----------  ------------  --------  -----------  --------  -----------
NET DECREASE............    (509,769) $ (5,358,145) (219,816) $(2,313,017) (372,965) $(3,933,568)
                          ==========  ============  ========  ===========  ========  ===========

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS A
                           ----------------------------------------------------
                                FOR THE                          FOR THE
                                 YEARS           FOR THE          YEARS
                                 ENDED             YEAR           ENDED
                             FEBRUARY 28,         ENDED       FEBRUARY 28,
                           ------------------  FEBRUARY 29, -------------------
                             1998      1997        1996       1995       1994
                           --------  --------  ------------ --------   --------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....    $10.91    $11.02      $10.68     $11.41     $11.80

                             ------    ------      ------     ------     ------
NET INVESTMENT INCOME....      0.51      0.52        0.57       0.58       0.60
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND FUTURES.      0.48     (0.11)       0.34      (0.63)     (0.08)

                             ------    ------      ------     ------     ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS..............      0.99      0.41        0.91      (0.05)      0.52

                             ------    ------      ------     ------     ------
DIVIDENDS FROM NET
 INVESTMENT INCOME.......     (0.51)    (0.52)      (0.57)     (0.58)     (0.60)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT TRANSACTIONS.       --        --          --       (0.10)     (0.31)

                             ------    ------      ------     ------     ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS............     (0.51)    (0.52)      (0.57)     (0.68)     (0.91)

                             ------    ------      ------     ------     ------
NET ASSET VALUE, END OF
 PERIOD..................    $11.39    $10.91      $11.02     $10.68     $11.41

                             ======    ======      ======     ======     ======
TOTAL INVESTMENT
 RETURN(1)...............      9.26%     3.92%       8.68%     (0.18)%     4.46%

                             ======    ======      ======     ======     ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD
 (000'S).................  $120,804  $127,040    $151,684   $178,234   $227,179
EXPENSES TO AVERAGE NET
 ASSETS..................      0.98%     0.97%       0.94%      0.88%      0.90%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS......      4.56%     4.85%       5.21%      5.55%      5.10%
PORTFOLIO TURNOVER RATE..       107%       73%         32%        11%        37%

---------

 + COMMENCEMENT OF ISSUANCE OF SHARES
 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR CLASSES A, B AND C WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                  CLASS B                                           CLASS C                           CLASS Y
------------------------------------------------  ------------------------------------------------  ------------
                                                                                                      FOR THE
    FOR THE                        FOR THE            FOR THE                        FOR THE           PERIOD
     YEARS          FOR THE         YEARS              YEARS          FOR THE         YEARS         FEBRUARY 5,
     ENDED            YEAR          ENDED              ENDED            YEAR          ENDED            1998+
 FEBRUARY 28,        ENDED      FEBRUARY 28,       FEBRUARY 28,        ENDED      FEBRUARY 28,        THROUGH
----------------  FEBRUARY 29, -----------------  ----------------  FEBRUARY 29, -----------------  FEBRUARY 28,
 1998     1997        1996      1995      1994     1998     1997        1996      1995      1994        1998
-------  -------  ------------ -------   -------  -------  -------  ------------ -------   -------  ------------
 $10.92   $11.03     $10.69     $11.41    $11.81   $10.90   $11.02     $10.67     $11.40    $11.79     $11.42

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
   0.42     0.44       0.48       0.50      0.51     0.45     0.47       0.51       0.53      0.54       0.04
   0.47    (0.11)      0.34      (0.62)    (0.09)    0.48    (0.12)      0.35      (0.63)    (0.08)     (0.04)

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
   0.89     0.33       0.82      (0.12)     0.42     0.93     0.35       0.86      (0.10)     0.46       0.00

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
  (0.42)   (0.44)     (0.48)     (0.50)    (0.51)   (0.45)   (0.47)     (0.51)     (0.53)    (0.54)     (0.04)
    --       --         --       (0.10)    (0.31)     --       --         --       (0.10)    (0.31)       --

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
  (0.42)   (0.44)     (0.48)     (0.60)    (0.82)   (0.45)   (0.47)     (0.51)     (0.63)    (0.85)     (0.04)

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
 $11.39   $10.92     $11.03     $10.69    $11.41   $11.38   $10.90     $11.02     $10.67    $11.40     $11.38

 ======   ======     ======     ======    ======   ======   ======     ======     ======    ======     ======
   8.33%    3.14%      7.86%     (0.85)%    3.56%    8.71%    3.30%      8.22%     (0.70)%    3.91%     (0.34)%

 ======   ======     ======     ======    ======   ======   ======     ======     ======    ======     ======
$16,783  $20,943    $27,175    $33,007   $41,979  $16,522  $17,624    $22,155    $28,217   $53,874     $  114
   1.75%    1.74%      1.70%      1.64%     1.65%    1.50%    1.49%      1.46%      1.40%     1.39%      0.76%*
   3.79%    4.08%      4.45%      4.78%     4.32%    4.05%    4.34%      4.69%      5.05%     4.55%      5.07%*
    107%      73%        32%        11%       37%     107%      73%        32%        11%       37%       107%

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                              CLASS A
                          --------------------------------------------------------
                               FOR THE                              FOR THE
                                YEARS           FOR THE              YEARS
                                ENDED             YEAR               ENDED
                            FEBRUARY 28,         ENDED           FEBRUARY 28,
                          ------------------  FEBRUARY 29,     -------------------
                            1998      1997        1996           1995       1994
                          --------  --------  ------------     --------   --------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $11.55    $11.64      $11.26         $12.00     $12.09

                            ------    ------      ------         ------     ------
NET INVESTMENT INCOME...      0.56      0.55        0.58           0.63       0.64
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND FUTURES
 .......................      0.50     (0.09)       0.39          (0.73)      0.03

                            ------    ------      ------         ------     ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............      1.06      0.46        0.97          (0.10)      0.67

                            ------    ------      ------         ------     ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......     (0.56)    (0.55)      (0.59)         (0.63)     (0.64)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........     (0.08)      --          --           (0.01)     (0.12)

                            ------    ------      ------         ------     ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........     (0.64)    (0.55)      (0.59)         (0.64)     (0.76)

                            ------    ------      ------         ------     ------
NET ASSET VALUE, END OF
 PERIOD.................    $11.97    $11.55      $11.64         $11.26     $12.00

                            ======    ======      ======         ======     ======
TOTAL INVESTMENT
 RETURN(1)..............      9.48%     4.14%       8.75%         (0.63)%     5.65%

                            ======    ======      ======         ======     ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........  $229,040  $263,425    $315,899       $346,579   $432,825
EXPENSES TO AVERAGE NET
 ASSETS.................      0.95%     0.91%       0.93%/(2)/     0.88%      0.89%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....      4.77%     4.85%       5.06%/(2)/     5.62%      5.28%
PORTFOLIO TURNOVER RATE.        79%       81%         74%            60%        16%

---------

 + COMMENCEMENT OF ISSUANCE OF SHARES
 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR CLASSES A, B AND C WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.03%.

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (CONCLUDED)


                   CLASS B                                                CLASS C
 ----------------------------------------------------  ------------------------------------------------------
     FOR THE                            FOR THE            FOR THE                             FOR THE
      YEARS          FOR THE             YEARS              YEARS          FOR THE              YEARS
      ENDED            YEAR              ENDED              ENDED            YEAR               ENDED
  FEBRUARY 28,        ENDED          FEBRUARY 28,       FEBRUARY 28,        ENDED           FEBRUARY 28,
 ----------------  FEBRUARY 29,     -----------------  ----------------  FEBRUARY 29,     -------------------
  1998     1997        1996          1995      1994     1998     1997        1996           1995       1994
 -------  -------  ------------     -------   -------  -------  -------  ------------     --------   --------
  $11.55   $11.64     $11.26         $11.99    $12.08   $11.55   $11.64     $11.26          $12.00     $12.09

  ------   ------     ------         ------    ------   ------   ------     ------          ------     ------
    0.47     0.46       0.49           0.54      0.55     0.50     0.49       0.52            0.57       0.58
    0.50    (0.09)      0.39          (0.72)     0.03     0.50    (0.09)      0.39           (0.73)      0.03

  ------   ------     ------         ------    ------   ------   ------     ------          ------     ------
    0.97     0.37       0.88          (0.18)     0.58     1.00     0.40       0.91           (0.16)      0.61

  ------   ------     ------         ------    ------   ------   ------     ------          ------     ------
   (0.47)   (0.46)     (0.50)         (0.54)    (0.55)   (0.50)   (0.49)     (0.53)          (0.57)     (0.58)
   (0.08)     --         --           (0.01)    (0.12)   (0.08)     --         --            (0.01)     (0.12)

  ------   ------     ------         ------    ------   ------   ------     ------          ------     ------
   (0.55)   (0.46)     (0.50)         (0.55)    (0.67)   (0.58)   (0.49)     (0.53)          (0.58)     (0.70)

  ------   ------     ------         ------    ------   ------   ------     ------          ------     ------
  $11.97   $11.55     $11.64         $11.26    $11.99   $11.97   $11.55     $11.64          $11.26     $12.00

  ======   ======     ======         ======    ======   ======   ======     ======          ======     ======
    8.62%    3.35%      7.94%         (1.29)%    4.87%    8.92%    3.61%      8.19%          (1.13)%     5.13%

  ======   ======     ======         ======    ======   ======   ======     ======          ======     ======
                   CLASS Y
 -----------------------------------------------------
                            FOR THE
     FOR THE FOR THE         PERIOD
      YEARS   YEARS       NOVEMBER 3,
      ENDED   ENDED          1995+
  FEBRUARYFEBRUARY 28,28,   THROUGH
 ------------------------ FEBRUARY 29,
  1998     1998    1997       1996
 -------- ------- ------- ----------------
  $11.55  $11.55  $11.65     $11.62

  ------  ------  ------     ------
    0.47    0.59    0.58       0.19
    0.50    0.51   (0.10)      0.01

  ------  ------  ------     ------
    0.97    1.10    0.48       0.20

  ------  ------  ------     ------
   (0.47)  (0.59)  (0.58)     (0.17)
   (0.08)  (0.08)    --         --

  ------  ------  ------     ------
   (0.55)  (0.67)  (0.58)     (0.17)

  ------  ------  ------     ------
  $11.97  $11.98  $11.55     $11.65

  ======  ======  ======     ======
    8.62%   9.87%   4.32%      1.70%

  ======  ======  ======     ======
 $32,815  $40,949    $51,546        $58,958   $70,988  $49,647  $59,652    $75,076        $101,642   $187,778
    1.73%    1.67%      1.68%/(2)/     1.64%     1.63%    1.47%    1.42%      1.45%/(2)/      1.40%      1.37%
    3.98%    4.09%      4.31%/(2)/     4.86%     4.50%    4.26%    4.34%      4.57%/(2)/      5.13%      4.75%
      79%      81%        74%            60%       16%      79%      81%        74%             60%        16%
 $32,815    $241    $246       $341
    1.73%   0.68%   0.65%      0.64%/(2)/*
    3.98%   5.04%   5.13%      5.19%/(2)/*
      79%     79%     81%        74%

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS A
                           ------------------------------------------------
                               FOR THE                        FOR THE
                                YEARS          FOR THE         YEARS
                                ENDED            YEAR          ENDED
                            FEBRUARY 28,        ENDED      FEBRUARY 28,
                           ----------------  FEBRUARY 29, -----------------
                            1998     1997        1996      1995      1994
                           -------  -------  ------------ -------   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....   $10.39   $10.29     $ 9.92     $10.77    $10.96

                            ------   ------     ------     ------    ------
NET INVESTMENT INCOME....     0.55     0.56       0.62       0.59      0.61
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND FUTURES.     0.57     0.10       0.37      (0.82)     0.01

                            ------   ------     ------     ------    ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS..............     1.12     0.66       0.99      (0.23)     0.62

                            ------   ------     ------     ------    ------
DIVIDENDS FROM NET
 INVESTMENT INCOME.......    (0.55)   (0.56)     (0.62)     (0.59)    (0.61)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT TRANSACTIONS.      --       --         --       (0.03)    (0.20)

                            ------   ------     ------     ------    ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS............    (0.55)   (0.56)     (0.62)     (0.62)    (0.81)

                            ------   ------     ------     ------    ------
NET ASSET VALUE, END OF
 PERIOD..................   $10.96   $10.39     $10.29     $ 9.92    $10.77

                            ======   ======     ======     ======    ======
TOTAL INVESTMENT
 RETURN(1)...............    11.06%    6.61%     10.18%     (2.03)%    5.77%

                            ======   ======     ======     ======    ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD
 (000'S).................  $59,288  $52,593    $57,280    $63,287   $82,248
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 FROM ADVISER............     1.22%    1.15%      1.10%      1.13%     1.03%
EXPENSES TO AVERAGE NET
 ASSETS, BEFORE WAIVERS
 FROM ADVISER............     1.22%    1.15%      1.10%      1.13%     1.16%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS, NET
 OF WAIVERS FROM ADVISER.     5.15%    5.49%      5.94%      5.96%     5.52%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS,
 BEFORE WAIVERS FROM
 ADVISER.................     5.15%    5.49%      5.94%      5.96%     5.39%
PORTFOLIO TURNOVER RATE..       22%      64%        48%        28%       23%

---------

 + COMMENCEMENT OF ISSUANCE OF SHARES
 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR CLASSES A, B AND C WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                  CLASS B                                           CLASS C                           CLASS Y
------------------------------------------------  ------------------------------------------------  ------------
                                                                                                      FOR THE
    FOR THE         FOR THE        FOR THE            FOR THE         FOR THE        FOR THE           PERIOD
     YEARS            YEAR          YEARS              YEARS            YEAR          YEARS         FEBRUARY 5,
     ENDED           ENDED          ENDED              ENDED           ENDED          ENDED            1998+
 FEBRUARY 28,     FEBRUARY 29,  FEBRUARY 28,       FEBRUARY 28,     FEBRUARY 29,  FEBRUARY 28,        THROUGH
----------------  ------------ -----------------  ----------------  ------------ -----------------  FEBRUARY 28,
 1998     1997        1996      1995      1994     1998     1997        1996      1995      1994        1998
-------  -------  ------------ -------   -------  -------  -------  ------------ -------   -------  ------------
 $10.39   $10.29     $ 9.92     $10.76    $10.96   $10.39   $10.29     $ 9.92     $10.77    $10.96     $10.98

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
   0.47     0.48       0.54       0.52      0.52     0.50     0.51       0.56       0.55      0.55       0.04
   0.57     0.10       0.37      (0.81)      --      0.57     0.10       0.37      (0.82)     0.01      (0.01)

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
   1.04     0.58       0.91      (0.29)     0.52     1.07     0.61       0.93      (0.27)     0.56       0.03

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
  (0.47)   (0.48)     (0.54)     (0.52)    (0.52)   (0.50)   (0.51)     (0.56)     (0.55)    (0.55)     (0.04)
    --       --         --       (0.03)    (0.20)     --       --         --       (0.03)    (0.20)       --

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
  (0.47)   (0.48)     (0.54)     (0.55)    (0.72)   (0.50)   (0.51)     (0.56)     (0.58)    (0.75)     (0.04)

 ------   ------     ------     ------    ------   ------   ------     ------     ------    ------     ------
 $10.96   $10.39     $10.29     $ 9.92    $10.76   $10.96   $10.39     $10.29     $ 9.92    $10.77     $10.97

 ======   ======     ======     ======    ======   ======   ======     ======     ======    ======     ======
  10.23%    5.82%      9.36%     (2.67)%    4.88%   10.51%    6.08%      9.64%     (2.51)%    5.24%     (0.09)%

 ======   ======     ======     ======    ======   ======   ======     ======     ======    ======     ======
$18,097  $19,427    $23,868    $25,823   $32,287  $21,982  $16,967    $20,700    $23,158   $35,872        $56
   1.98%    1.90%      1.85%      1.87%     1.79%    1.72%    1.66%      1.60%      1.63%     1.54%      1.00%*
   1.98%    1.90%      1.85%      1.87%     1.90%    1.72%    1.66%      1.60%      1.63%     1.64%      1.00%*
   4.39%    4.73%      5.19%      5.21%     4.72%    4.64%    4.98%      5.45%      5.48%     4.95%      5.44%*
   4.39%    4.73%      5.19%      5.21%     4.61%    4.64%    4.98%      5.45%      5.48%     4.85%      5.44%*
     22%      64%        48%        28%       23%      22%      64%        48%        28%       23%       22%

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                               CLASS A
                           ------------------------------------------------
                               FOR THE                          FOR THE
                                YEARS          FOR THE           YEARS
                                ENDED            YEAR            ENDED
                            FEBRUARY 28,        ENDED        FEBRUARY 28,
                           ----------------  FEBRUARY 29, -----------------
                            1998     1997        1996      1995      1994
                           -------  -------  ------------ -------   -------
NET ASSET VALUE,
 BEGINNING OF YEAR.......   $10.66   $10.71     $10.27     $11.03    $10.99
                            ------   ------     ------     ------    ------
NET INVESTMENT INCOME....     0.51     0.51       0.54       0.54      0.57
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND FUTURES.     0.46    (0.05)      0.45      (0.66)     0.07
                            ------   ------     ------     ------    ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS..............     0.97     0.46       0.99      (0.12)     0.64
                            ------   ------     ------     ------    ------
DIVIDENDS FROM NET
 INVESTMENT INCOME.......    (0.51)   (0.51)     (0.55)     (0.54)    (0.57)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT TRANSACTIONS.      --       --         --       (0.10)    (0.03)
                            ------   ------     ------     ------    ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS............    (0.51)   (0.51)     (0.55)     (0.64)    (0.60)
                            ------   ------     ------     ------    ------
NET ASSET VALUE, END OF
 YEAR....................   $11.12   $10.66     $10.71     $10.27    $11.03
                            ======   ======     ======     ======    ======
TOTAL INVESTMENT
 RETURN(1)...............     9.36%    4.49%      9.83%     (0.83)%    5.89%
                            ======   ======     ======     ======    ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF YEAR
 (000'S).................  $23,694  $23,160    $28,734    $32,475   $45,033
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER.................     1.02%    1.02%      1.02%      1.01%     0.75%
EXPENSES TO AVERAGE NET
 ASSETS, BEFORE WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER ................     1.28%    1.50%      1.15%      1.26%     1.25%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS, NET
 OF WAIVERS AND
 REIMBURSEMENTS FROM
 ADVISER ................     4.74%    4.91%      5.11%      5.38%     5.13%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS,
 BEFORE WAIVERS AND
 REIMBURSEMENTS FROM
 ADVISER.................     4.48%    4.42%      4.98%      5.13%     4.63%
PORTFOLIO TURNOVER RATE..       34%      40%        13%         6%        8%

---------

(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH YEAR REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH YEAR REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR CLASSES A, B AND C WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

                 CLASS B                                          CLASS C
----------------------------------------------  ------------------------------------------------
   FOR THE                       FOR THE            FOR THE                        FOR THE
    YEARS         FOR THE         YEARS              YEARS          FOR THE         YEARS
    ENDED           YEAR          ENDED              ENDED            YEAR          ENDED
FEBRUARY 28,       ENDED      FEBRUARY 28,       FEBRUARY 28,        ENDED      FEBRUARY 28,
--------------  FEBRUARY 29, -----------------  ----------------  FEBRUARY 29, -----------------
 1998    1997       1996      1995      1994     1998     1997        1996      1995      1994
------  ------  ------------ -------   -------  -------  -------  ------------ -------   -------
$10.65  $10.71     $10.27     $11.03    $10.98   $10.66   $10.71     $10.28     $11.03    $10.99

------  ------     ------     ------    ------   ------   ------     ------     ------    ------
  0.43    0.44       0.47       0.47      0.49     0.46     0.46       0.49       0.49      0.51
  0.47   (0.06)      0.44      (0.66)     0.08     0.46    (0.05)      0.43      (0.65)     0.07

------  ------     ------     ------    ------   ------   ------     ------     ------    ------
  0.90    0.38       0.91      (0.19)     0.57     0.92     0.41       0.92      (0.16)     0.58

------  ------     ------     ------    ------   ------   ------     ------     ------    ------
 (0.43)  (0.44)     (0.47)     (0.47)    (0.49)   (0.46)   (0.46)     (0.49)     (0.49)    (0.51)
   --      --         --       (0.10)    (0.03)     --       --         --       (0.10)    (0.03)

------  ------     ------     ------    ------   ------   ------     ------     ------    ------
 (0.43)  (0.44)     (0.47)     (0.57)    (0.52)   (0.46)   (0.46)     (0.49)     (0.59)    (0.54)

------  ------     ------     ------    ------   ------   ------     ------     ------    ------
$11.12  $10.65     $10.71     $10.27    $11.03   $11.12   $10.66     $10.71     $10.28    $11.03

======  ======     ======     ======    ======   ======   ======     ======     ======    ======
  8.65%   3.62%      9.01%     (1.57)%    5.19%    8.82%    3.98%      9.17%     (1.20)%    5.35%

======  ======     ======     ======    ======   ======   ======     ======     ======    ======
$7,829  $9,462    $11,862    $14,660   $19,193  $12,966  $13,786    $17,849    $21,095   $38,165
  1.77%   1.76%      1.77%      1.76%     1.51%    1.52%    1.52%      1.52%      1.52%     1.27%
  2.05%   2.27%      1.89%      2.01%     1.99%    1.78%    2.04%      1.64%      1.75%     1.72%
  3.99%   4.16%      4.36%      4.63%     4.34%    4.24%    4.41%      4.61%      4.89%     4.55%
  3.70%   3.65%      4.24%      4.83%     3.86%    3.98%    3.89%      4.50%      4.65%     4.10%
    34%     40%        13%         6%        8%      34%      40%        13%         6%        8%

PAINEWEBBER
REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Mutual Fund Trust
PaineWebber Municipal Series

 We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of PaineWebber Mutual Fund Trust (comprising PaineWebber California Tax-Free Income Fund and PaineWebber National Tax-Free Income Fund), and PaineWebber Municipal Series (comprising PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income
Fund) (the "Trusts") as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting PaineWebber Mutual Fund Trust and PaineWebber Municipal Series at February 28, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                          /s/ Ernst & Young LLP

New York, New York
April 15, 1998

PAINEWEBBER
TAX INFORMATION

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (February 28, 1998), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year were derived from the following sources:

                             CALIFORNIA   NATIONAL                   NEW YORK
                              TAX-FREE    TAX-FREE   MUNICIPAL HIGH  TAX-FREE
      PER SHARE DATA:        INCOME FUND INCOME FUND  INCOME FUND   INCOME FUND
      ---------------        ----------- ----------- -------------- -----------
TAX-EXEMPT INCOME*
 CLASS A....................   0.5055      0.5593        0.5485       0.5135
 CLASS B....................   0.4207      0.4667        0.4673       0.4319
 CLASS C....................   0.4483      0.4988        0.4950       0.4594
 CLASS Y....................   0.0381      0.5912        0.0391          --
LONG-TERM CAPITAL GAINS**
 CLASS A....................      --       0.0836           --           --
 CLASS B....................      --       0.0836           --           --
 CLASS C....................      --       0.0836           --           --
 CLASS Y....................      --       0.0836           --           --
ALTERNATIVE MINIMUM TAX.....      --        10.45%        41.83%        2.52%

------------
 * FEDERALLY EXEMPT INTEREST DIVIDENDS
** ALL LONG-TERM CAPITAL GAINS DISTRIBUTIONS ARE TAXED AT A 20% RATE.

 The California Tax-Free Income Fund did not invest in any security which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year. Therefore, none of the dividends paid by this fund were subject to such tax. Additionally, all exempt interest dividends paid by California Tax-Free Income Fund and New York Tax-Free Income Fund were exempt from California state income tax and New York state and city income tax, respectively.

 Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1998. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.

================================================================================

TRUSTEES

E. Garrett Bewkes, Jr.            Mary C. Farrell
Chairman                          Meyer Feldberg
Margo N. Alexander                George W. Gowen
Richard Q. Armstrong              Frederic V. Malek
Richard R. Burt                   Carl W. Schafer

PRINCIPAL OFFICERS

Margo N. Alexander                Elbridge T. Gerry III
President                         Vice President

Dianne E. O'Donnell               Richard S. Murphy
Vice President and Secretary      Vice President

Victoria E. Schonfeld             Cynthia N. Bow
Vice President                    Vice President

Paul H. Schabert                  William W. Veronda
Vice President and Treasurer      Vice President

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR




This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS

 .  High Income Fund
 .  Investment Grade Income Fund
 .  Low Duration U.S. Government Income Fund
 .  Strategic Income Fund
 .  U.S. Government Income Fund

TAX-FREE BOND FUNDS

 .  California Tax-Free Income Fund
 .  Municipal High Income Fund
 .  National Tax-Free Income Fund
 .  New York Tax-Free Income Fund

STOCK FUNDS

 .  Financial Services Growth Fund
 .  Growth Fund
 .  Growth and Income Fund
 .  Mid Cap Fund
 .  Small Cap Fund
 .  S&P 500 Index Fund
 .  Utility Income Fund

ASSET ALLOCATION FUNDS

 .  Balanced Fund
 .  Tactical Allocation Fund

GLOBAL FUNDS

 .  Asia Pacific Growth Fund
 .  Emerging Markets Equity Fund
 .  Global Equity Fund
 .  Global Income Fund


MITCHELL HUTCHINS PORTFOLIOS

 .  Aggressive Portfolio
 .  Moderate Portfolio
 .  Conservative Portfolio


PAINEWEBBER MONEY MARKET FUND

                                  PAINEWEBBER
                      (R) 1998 PaineWebber Incorporated
                                  Member SIPC



PAINEWEBBER


--------------------------------------------------------------------------------


TAX-FREE

BOND FUNDS





CALIFORNIA TAX-FREE INCOME FUND

MUNICIPAL HIGH INCOME FUND

NATIONAL TAX-FREE INCOME FUND

NEW YORK TAX-FREE INCOME FUND





FEBRUARY 28, 1998


ANNUAL REPORT